 Nationwide(R) VL
Separate Account-C
   June 30, 2004

[LOGO] The BEST
       of AMERICA(R)
          America's FUTURE Life Series(SM)

                                                                            2004

                                                              Semi-Annual Report

--------------------------------------------------------------------------------

                                                [LOGO] Nationwide(R)

                                   Nationwide Life and Annuity Insurance Company
                                            Home Office: Columbus, Ohio

VLOB-0173-6/04

                              [LOGO] Nationwide(R)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2004 semi-annual report of the Nationwide VL Separate Account-C.

The performance of equity investments slowed during the first half of 2004 from their strong showing of the prior year. The recent volatility in energy prices and the resulting general economic uncertainty have helped keep a damper on stock prices. The Federal Reserve, on the other hand, is more optimistic in its economic outlook and has affirmed its view with two quarter-point increases in short term interest rates. We don't know the immediate resolution to these apparent conflicts, except that with the passing of time both positions will be supportable. We also know that an accurate forecast of the near-term direction of the stock market is further complicated by the unpredictability of events in this presidential election year.

In the meantime, we believe you are well positioned with your variable contract, and its varied array of investment options, to diversify your holdings to meet changing economic and market conditions. We are pleased you have chosen Nationwide and our investment products to help you achieve your financial planning and retirement objectives.


                               /s/ Mark R. Thresher
                        --------------------------------
                           Mark R. Thresher, President
                                August 16, 2004

How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VL Separate Account-C. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-351-8808 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2004. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 46. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 41, provide further disclosures about the variable account and its underlying contract provisions.

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                        NATIONWIDE VL SEPARATE ACCOUNT-C

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2004
                                   (UNAUDITED)

Assets:
   Investments at fair value:
      AIM VIF - Basic Value Fund - Series I Shares (AIMBValue)
         443 shares (cost $4,461) ..................................................................   $     4,967
      Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A (AlGrIncA)
         182,926 shares (cost $3,773,608) ..........................................................     4,077,415
      American Century VP - Balanced Fund - Class I (ACVPBal)
         60,676 shares (cost $383,332) .............................................................       413,806
      American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
         119,414 shares (cost $845,516) ............................................................       876,495
      American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         1,350,856 shares (cost $8,323,123) ........................................................     9,172,311
      American Century VP - International Fund - Class I (ACVPInt)
         947,030 shares (cost $5,408,333) ..........................................................     6,193,576
      American Century VP - Ultra(R) Fund - Class I (ACVPUltra)
         1,320 shares (cost $12,451) ...............................................................        12,725
      American Century VP - Value Fund - Class I (ACVPVal)
         623,374 shares (cost $4,313,295) ..........................................................     5,068,026
      Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance Shares (BCFTCpAsset)
         14,752 shares (cost $340,196) .............................................................       347,248
      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         18,740 shares (cost $184,681) .............................................................       190,770
      Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
         4,128 shares (cost $35,050) ...............................................................        36,897
      Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         21,969 shares (cost $243,170) .............................................................       273,065
      Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
         189,341 shares (cost $2,622,202) ..........................................................     2,807,915
      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         21,198 shares (cost $286,788) .............................................................       304,394
      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         6,496 shares (cost $157,057) ..............................................................       158,754
      Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
         1,173,003 shares (cost $30,525,986) .......................................................    34,216,493
      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         47,335 shares (cost $1,473,562) ...........................................................     1,660,031
      Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
         26,799 shares (cost $498,361) .............................................................       541,870
      Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)
         40,329 shares (cost $517,692) .............................................................       587,585
      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         191,311 shares (cost $2,270,182) ..........................................................     2,154,161
      Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
         11,064 shares (cost $214,613) .............................................................       260,425
      Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         396,311 shares (cost $8,182,738) ..........................................................     9,301,401

   Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr)
      234,500 shares (cost $6,879,897) .............................................................   $ 7,367,977
   Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS)
      565,743 shares (cost $19,641,056) ............................................................    17,713,412
   Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)
      449,630 shares (cost $2,815,350) .............................................................     2,891,120
   Fidelity(R) VIP - High Income Portfolio - Service Class (FidVIPHIS)
      376,010 shares (cost $2,446,307) .............................................................     2,406,459
   Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv)
      277,476 shares (cost $4,154,762) .............................................................     4,320,291
   Fidelity(R) VIP - Overseas Portfolio - Service Class (FidVIPOvS)
      199,784 shares (cost $2,668,683) .............................................................     3,100,646
   Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
      658,398 shares (cost $9,154,248) .............................................................     9,388,752
   Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FidVIPCon)
      14,156 shares (cost $283,655) ................................................................       346,963
   Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
      184,397 shares (cost $3,851,076) .............................................................     4,506,650
   Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
      97,792 shares (cost $1,338,489) ..............................................................     1,486,437
   Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
      17,083 shares (cost $216,283) ................................................................       222,932
   Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
      100,307 shares (cost $1,179,790) .............................................................     1,264,867
   Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
      4,933 shares (cost $48,212) ..................................................................        51,101
   Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
      52,010 shares (cost $697,195) ................................................................       810,312
   Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
      6,525 shares (cost $64,949) ..................................................................        62,964
   Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
      145,030 shares (cost $1,148,924) .............................................................     1,139,935
   Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
      259 shares (cost $3,118) .....................................................................         3,042
   Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
      114 shares (cost $1,209) .....................................................................         1,190
   Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
      1,254,854 shares (cost $15,314,377) ..........................................................    14,393,166
   Gartmore GVIT Growth Fund - Class I (GVITGrowth)
      255,035 shares (cost $2,591,969) .............................................................     2,611,556
   Gartmore GVIT ID Conservative Fund (GVITIDCon)
      30,175 shares (cost $296,212) ................................................................       309,897
   Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
      350,488 shares (cost $3,148,750) .............................................................     3,312,110
   Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
      30,188 shares (cost $690,312) ................................................................       689,485
   Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
      23,789,247 shares (cost $23,789,247) .........................................................    23,789,247
   Gartmore GVIT Money Market Fund: Class V (GVITMyMkt5)
      51,876,330 shares (cost $51,876,330) .........................................................    51,876,330
   Gartmore GVIT Nationwide(R) Fund: Class I (GVITNWFund)
      245,182 shares (cost $2,147,973) .............................................................     2,559,691
   Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
      284,988 shares (cost $3,088,793) .............................................................     3,824,528

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT- C

   Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
      375,918 shares (cost $4,121,924) .............................................................   $ 4,582,438
   Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
      291,400 shares (cost $5,694,635) .............................................................     6,763,382
   Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
      473 shares (cost $5,062) .....................................................................         4,993
   Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
      226,246 shares (cost $2,251,866) .............................................................     2,171,960
   Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
      8,927 shares (cost $79,527) ..................................................................        82,305
   Goldman Sachs VIT - Mid Cap Value Fund (GSVITMidCap)
      145,291 shares (cost $1,694,798) .............................................................     2,144,482
   Janus AS - Balanced Portfolio - Service Shares (JanBal)
      45,162 shares (cost $967,590) ................................................................     1,087,943
   Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
      31,729 shares (cost $678,048) ................................................................       694,211
   Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
      228,054 shares (cost $705,075) ...............................................................       798,188
   Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
      28,118 shares (cost $611,117) ................................................................       635,452
   Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
      13,443 shares (cost $147,568) ................................................................       175,960
   Neuberger Berman AMT - Growth Portfolio(R) (NBAMTGro)
      59,825 shares (cost $597,616) ................................................................       670,035
   Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
      129,825 shares (cost $1,760,248) .............................................................     1,891,538
   Neuberger Berman AMT - Mid Cap Growth Portfolio(R) (NBAMTMCGr)
      306,895 shares (cost $4,589,524) .............................................................     5,057,619
   Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart)
      506,583 shares (cost $7,450,580) .............................................................     8,221,836
   One Group(R) IT - Mid Cap Growth Portfolio (OGMidCapGr)
      39,232 shares (cost $532,389) ................................................................       650,074
   One Group(R) IT - Mid Cap Value Portfolio (OGMidCapV)
      42,033 shares (cost $590,747) ................................................................       613,259
   Oppenheimer VA Aggressive Growth Fund - Initial Class (OppAggGro)
      166,941 shares (cost $6,422,916) .............................................................     6,746,061
   Oppenheimer VA Bond Fund - Initial Class (OppBdFd)
      120,329 shares (cost $1,374,223) .............................................................     1,320,008
   Oppenheimer VA Capital Appreciation Fund - Initial Class (OppCapAp)
      236,192 shares (cost $7,817,877) .............................................................     8,363,531
   Oppenheimer VA Global Securities Fund - Initial Class (OppGlSec)
      79,756 shares (cost $1,979,796) ..............................................................     2,040,948
   Oppenheimer VA Main Street(R) Fund - Initial Class (OppMSFund)
      18,116 shares (cost $343,306) ................................................................       353,796
   Oppenheimer VA Multiple Strategies Fund - Initial Class (OppMultStr)
      81,132 shares (cost $1,321,084) ..............................................................     1,295,671
   PIMCO VIT - Low Duration Portfolio - Administrative Shares (PIMLowDur)
      1,612,145 shares (cost $16,573,034) ..........................................................    16,540,602
   PIMCO VIT - Real Return Portfolio - Administrative Shares (PIMRealRet)
      70,541 shares (cost $887,908) ................................................................       888,806

   PIMCO VIT - Total Return Portfolio - Administrative Shares (PIMTotRet)
      1,946,897 shares (cost $20,311,020) ..........................................................   $ 20,072,508
   Pioneer High Yield VCT Portfolio - Class I Shares (PionHY)
      24,028 shares (cost $275,358) ................................................................        267,187
   Royce Capital Fund - Royce Micro-Cap Portfolio (RCFMicroCap)
      245,706 shares (cost $2,372,380) .............................................................      2,835,445
   Strong Opportunity Fund II, Inc.(StOpp2)
      632,055 shares (cost $10,244,660) ............................................................     13,058,250
   Strong VIF - Strong Discovery Fund II (StDisc2)
      53,023 shares (cost $697,589) ................................................................        708,382
   T. Rowe Price Equity Income Portfolio II (TRPEI2)
      105,282 shares (cost $1,986,581) .............................................................      2,193,015
   T. Rowe Price Mid Cap Growth Fund II (TRowMidCap2)
      118,865 shares (cost $1,855,019) .............................................................      2,535,378
   T. Rowe Price New America Growth Portfolio (TRPNewAmGr)
      17 shares (cost $301) ........................................................................            303
   Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
      49,557 shares (cost $622,619) ................................................................        584,767
   Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
      5,008 shares (cost $76,283) ..................................................................         76,318
   Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
      21,285 shares (cost $193,546) ................................................................        186,238
   Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
      8,373 shares (cost $70,109) ..................................................................         77,192
   Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
      156,513 shares (cost $2,292,030) .............................................................      2,613,755
                                                                                                       ------------
         Total Investments .........................................................................    358,115,226
   Accounts Receivable .............................................................................             --
                                                                                                       ------------
         Total Assets ..............................................................................    358,115,226
Accounts Payable ...................................................................................          1,684
                                                                                                       ------------
Contract Owners Equity (note 7) ....................................................................   $358,113,542
                                                                                                       ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                         Total       AIMBValue   AlGrIncA    ACVPBal
                                                     -------------   ---------   --------   --------
Investment activity:
   Reinvested dividends ..........................   $   2,884,878        --       33,818      3,958
   Mortality and expense risk charges (note 3) ...        (485,800)       --       (4,744)      (378)
                                                     -------------     -----     --------   --------
      Net investment income (loss) ...............       2,399,078        --       29,074      3,580
                                                     -------------     -----     --------   --------

   Proceeds from mutual fund shares sold .........     145,281,886     1,031      229,436    129,837
   Cost of mutual fund shares sold ...............    (138,905,324)     (765)    (208,147)  (103,228)
                                                     -------------     -----     --------   --------
      Realized gain (loss) on investments ........       6,376,562       266       21,289     26,609
   Change in unrealized gain (loss)
      on investments .............................      (1,096,782)      (71)      67,332    (18,039)
                                                     -------------     -----     --------   --------
      Net gain (loss) on investments .............       5,279,780       195       88,621      8,570
                                                     -------------     -----     --------   --------
   Reinvested capital gains ......................         482,290        --           --         --
                                                     -------------     -----     --------   --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $   8,161,148       195      117,695     12,150
                                                     =============     =====     ========   ========

                                                     ACVPCapAp   ACVPIncGr     ACVPInt    ACVPUltra
                                                     ---------   ---------   ----------   ---------
Investment activity:
   Reinvested dividends ..........................         --     128,036        34,256        --
   Mortality and expense risk charges (note 3) ...       (674)     (8,158)       (9,556)       --
                                                     --------    --------    ----------    ------
      Net investment income (loss) ...............       (674)    119,878        24,700        --
                                                     --------    --------    ----------    ------

   Proceeds from mutual fund shares sold .........    792,119     724,447     2,062,462     9,973
   Cost of mutual fund shares sold ...............   (675,147)   (736,316)   (1,987,118)   (8,526)
                                                     --------    --------    ----------    ------
      Realized gain (loss) on investments ........    116,972     (11,869)       75,344     1,447
   Change in unrealized gain (loss)
      on investments .............................    (52,781)    309,903        39,341      (900)
                                                     --------    --------    ----------    ------
      Net gain (loss) on investments .............     64,191     298,034       114,685       547
                                                     --------    --------    ----------    ------
   Reinvested capital gains ......................         --          --            --        --
                                                     --------    --------    ----------    ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     63,517     417,912       139,385       547
                                                     ========    ========    ==========    ======

                                                       ACVPVal    BCFTCpAsset   CVSSEP    CSGPVen
                                                     ----------   -----------   ------   --------
Investment activity:
   Reinvested dividends ..........................   $   55,316          --       --           --
   Mortality and expense risk charges (note 3) ...       (6,692)        (60)      --         (378)
                                                     ----------     -------      ---     --------
      Net investment income (loss) ...............       48,624         (60)      --         (378)
                                                     ----------     -------      ---     --------

   Proceeds from mutual fund shares sold .........    1,205,454      68,434        3      316,437
   Cost of mutual fund shares sold ...............     (908,786)    (66,532)      (3)    (253,205)
                                                     ----------     -------      ---     --------
      Realized gain (loss) on investments ........      296,668       1,902       --       63,232
   Change in unrealized gain (loss)
      on investments .............................      (83,800)      6,342       --      (39,537)
                                                     ----------     -------      ---     --------
      Net gain (loss) on investments .............      212,868       8,244       --       23,695
                                                     ----------     -------      ---     --------
   Reinvested capital gains ......................       42,908          --       --           --
                                                     ----------     -------      ---     --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  304,400       8,184       --       23,317
                                                     ==========     =======      ===     ========

                                                     CSIntFoc   CSLCapV   CSSmCapGr   DryMidCapStS
                                                     --------   -------   ---------   ------------
Investment activity:
   Reinvested dividends ..........................        --         --         --            --
   Mortality and expense risk charges (note 3) ...       (34)      (216)    (3,072)          (92)
                                                     -------    -------   --------      --------
      Net investment income (loss) ...............       (34)      (216)    (3,072)          (92)
                                                     -------    -------   --------      --------

   Proceeds from mutual fund shares sold .........    62,236     29,050    594,663       460,856
   Cost of mutual fund shares sold ...............   (50,452)   (29,979)  (386,801)     (450,352)
                                                     -------    -------   --------      --------
      Realized gain (loss) on investments ........    11,784       (929)   207,862        10,504
   Change in unrealized gain (loss)
      on investments .............................   (10,199)     6,971    (82,671)         (844)
                                                     -------    -------   --------      --------
      Net gain (loss) on investments .............     1,585      6,042    125,191         9,660
                                                     -------    -------   --------      --------
   Reinvested capital gains ......................        --         --         --            --
                                                     -------    -------   --------      --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     1,551      5,826    122,119         9,568
                                                     =======    =======   ========      ========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     DrySmCapIxS   DrySRGro     DryStkIx    DryVIFApp
                                                     -----------   --------   -----------   ---------
Investment activity:
   Reinvested dividends ..........................    $      --           8       243,678         676
   Mortality and expense risk charges (note 3) ...         (346)       (226)      (49,868)     (2,914)
                                                      ---------    --------   -----------   ---------
      Net investment income (loss) ...............         (346)       (218)      193,810      (2,238)
                                                      ---------    --------   -----------   ---------

   Proceeds from mutual fund shares sold .........      959,469     423,633    16,168,169   1,189,579
   Cost of mutual fund shares sold ...............     (922,633)   (345,117)  (17,029,629)   (995,906)
                                                      ---------    --------   -----------   ---------
      Realized gain (loss) on investments ........       36,836      78,516      (861,460)    193,673
   Change in unrealized gain (loss)
      on investments .............................       16,643     (67,980)    1,721,577    (145,387)
                                                      ---------    --------   -----------   ---------
      Net gain (loss) on investments .............       53,479      10,536       860,117      48,286
                                                      ---------    --------   -----------   ---------
   Reinvested capital gains ......................           22          --            --          --
                                                      ---------    --------   -----------   ---------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $  53,155      10,318     1,053,927      46,048
                                                      =========    ========   ===========   =========

                                                     DryVIFGrInc   DryVIFIntVal    FedQualBd   FidVIPEI
                                                     -----------   ------------   ----------   --------
Investment activity:
   Reinvested dividends ..........................       1,914           948          97,384     2,984
   Mortality and expense risk charges (note 3) ...        (568)         (640)         (3,342)     (292)
                                                      --------       -------      ----------   -------
      Net investment income (loss) ...............       1,346           308          94,042     2,692
                                                      --------       -------      ----------   -------

   Proceeds from mutual fund shares sold .........     369,942        35,773       2,164,109    84,675
   Cost of mutual fund shares sold ...............    (285,800)      (28,405)     (2,124,565)  (61,576)
                                                      --------       -------      ----------   -------
      Realized gain (loss) on investments ........      84,142         7,368          39,544    23,099
   Change in unrealized gain (loss)
      on investments .............................     (74,952)       24,521        (149,691)  (17,030)
                                                      --------       -------      ----------   -------
      Net gain (loss) on investments .............       9,190        31,889        (110,147)    6,069
                                                      --------       -------      ----------   -------
   Reinvested capital gains ......................          --            --          21,374       712
                                                      --------       -------      ----------   -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      10,536        32,197           5,269     9,473
                                                      ========       =======      ==========   =======

                                                      FidVIPEIS    FidVIPGr    FidVIPGrS   FidVIPHI
                                                     -----------   --------   ----------   --------
Investment activity:
   Reinvested dividends ..........................   $   112,242     15,386       28,550    226,632
   Mortality and expense risk charges (note 3) ...       (13,368)    (7,870)     (16,396)    (3,486)
                                                     -----------   --------   ----------   --------
      Net investment income (loss) ...............        98,874      7,516       12,154    223,146
                                                     -----------   --------   ----------   --------

   Proceeds from mutual fund shares sold .........     1,179,179    691,191    1,119,314     29,446
   Cost of mutual fund shares sold ...............    (1,087,524)  (711,142)  (1,674,041)   (24,780)
                                                     -----------   --------   ----------   --------
      Realized gain (loss) on investments ........        91,655    (19,951)    (554,727)     4,666
   Change in unrealized gain (loss)
      on investments .............................        37,142     42,877      788,145   (216,555)
                                                     -----------   --------   ----------   --------
      Net gain (loss) on investments .............       128,797     22,926      233,418   (211,889)
                                                     -----------   --------   ----------   --------
   Reinvested capital gains ......................        28,390         --           --         --
                                                     -----------   --------   ----------   --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $   256,061     30,442      245,572     11,257
                                                     ===========   ========   ==========   ========

                                                     FidVIPHIS   FidVIPOv   FidVIPOvS    FidVIPAM
                                                     ---------   --------   ---------   ----------
Investment activity:
   Reinvested dividends ..........................    215,240     27,854      33,486       110,504
   Mortality and expense risk charges (note 3) ...     (3,488)    (3,380)     (4,194)       (6,110)
                                                     --------    -------    --------    ----------
      Net investment income (loss) ...............    211,752     24,474      29,292       104,394
                                                     --------    -------    --------    ----------

   Proceeds from mutual fund shares sold .........    872,632     54,845     619,009     1,581,962
   Cost of mutual fund shares sold ...............   (759,950)   (48,351)   (516,748)   (1,521,629)
                                                     --------    -------    --------    ----------
      Realized gain (loss) on investments ........    112,682      6,494     102,261        60,333
   Change in unrealized gain (loss)
      on investments .............................   (316,127)       856    (118,478)      (92,896)
                                                     --------    -------    --------    ----------
      Net gain (loss) on investments .............   (203,445)     7,350     (16,217)      (32,563)
                                                     --------    -------    --------    ----------
   Reinvested capital gains ......................         --         --          --            --
                                                     --------    -------    --------    ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      8,307     31,824      13,075        71,831
                                                     ========    =======    ========    ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     FidVIPCon   FidVIPConS   FidVIPGrOp   FidVIPGrOpS
                                                     ---------   ----------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................   $   1,158       20,146           --       5,118
   Mortality and expense risk charges (note 3) ...        (424)      (8,904)        (218)     (1,784)
                                                     ---------   ----------   ----------    --------
      Net investment income (loss) ...............         734       11,242         (218)      3,334
                                                     ---------   ----------   ----------    --------

   Proceeds from mutual fund shares sold .........     212,577    4,042,548    2,507,370      99,043
   Cost of mutual fund shares sold ...............    (164,430)  (3,327,567)  (2,413,846)   (102,527)
                                                     ---------   ----------   ----------    --------
      Realized gain (loss) on investments ........      48,147      714,981       93,524      (3,484)
   Change in unrealized gain (loss) on
      investments ................................     (25,784)    (496,889)     (80,972)     21,906
                                                     ---------   ----------   ----------    --------
      Net gain (loss) on investments .............      22,363      218,092       12,552      18,422
                                                     ---------   ----------   ----------    --------
   Reinvested capital gains ......................          --           --           --          --
                                                     ---------   ----------   ----------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  23,097      229,334       12,334      21,756
                                                     =========   ==========   ==========    ========

                                                     FidVIPValS   FrVIPForSec2   GVITCVal   GVITDMidCapI
                                                     ----------   ------------   --------   ------------
Investment activity:
   Reinvested dividends ..........................         --         13,532          296        1,630
   Mortality and expense risk charges (note 3) ...       (206)        (1,966)         (28)        (686)
                                                      -------       --------      -------     --------
      Net investment income (loss) ...............       (206)        11,566          268          944
                                                      -------       --------      -------     --------

   Proceeds from mutual fund shares sold .........     66,325        398,836       47,700      172,962
   Cost of mutual fund shares sold ...............    (72,575)      (299,883)     (35,948)    (115,944)
                                                      -------       --------      -------     --------
      Realized gain (loss) on investments ........     (6,250)        98,953       11,752       57,018
   Change in unrealized gain (loss) on
      investments ................................      6,650        (67,023)     (10,053)     (18,435)
                                                      -------       --------      -------     --------
      Net gain (loss) on investments .............        400         31,930        1,699       38,583
                                                      -------       --------      -------     --------
   Reinvested capital gains ......................        334             --           --           --
                                                      -------       --------      -------     --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................        528         43,496        1,967       39,527
                                                      =======       ========      =======     ========

                                                     GVITEmMrkts   GVITFHiInc   GVITGlFin1   GVITGlHlth
                                                     -----------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................   $        80       49,940         14            --
   Mortality and expense risk charges (note 3) ...          (322)      (1,954)        --           (34)
                                                     -----------    ---------     ------      --------
      Net investment income (loss) ...............          (242)      47,986         14           (34)
                                                     -----------    ---------     ------      --------

   Proceeds from mutual fund shares sold .........       977,692    1,046,379      1,046       140,474
   Cost of mutual fund shares sold ...............    (1,008,074)    (954,934)    (1,018)     (135,985)
                                                     -----------    ---------     ------      --------
      Realized gain (loss) on investments ........       (30,382)      91,445         28         4,489
   Change in unrealized gain (loss) on
      investments ................................        (2,045)    (120,628)       (53)          (19)
                                                     -----------    ---------     ------      --------
      Net gain (loss) on investments .............       (32,427)     (29,183)       (25)        4,470
                                                     -----------    ---------     ------      --------
   Reinvested capital gains ......................           904           --         20            --
                                                     -----------    ---------     ------      --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $   (31,765)      18,803          9         4,436
                                                     ===========    =========     ======      ========

                                                     GVITGlTech    GVITGvtBd    GVITGrowth   GVITIDAgg
                                                     ----------   -----------   ----------   ---------
Investment activity:
   Reinvested dividends ..........................         --         623,556        1,814        --
   Mortality and expense risk charges (note 3) ...         --         (21,724)      (5,684)       --
                                                      -------     -----------   ----------    ------
      Net investment income (loss) ...............         --         601,832       (3,870)       --
                                                      -------     -----------   ----------    ------

   Proceeds from mutual fund shares sold .........     16,667      11,839,402    2,514,037     1,785
   Cost of mutual fund shares sold ...............    (17,748)    (12,214,899)  (1,942,932)   (1,294)
                                                      -------     -----------   ----------    ------
      Realized gain (loss) on investments ........     (1,081)       (375,497)     571,105       491
   Change in unrealized gain (loss) on
      investments ................................        808        (631,718)    (534,658)     (437)
                                                      -------     -----------   ----------    ------
      Net gain (loss) on investments .............       (273)     (1,007,215)      36,447        54
                                                      -------     -----------   ----------    ------
   Reinvested capital gains ......................         --         374,338           --        --
                                                      -------     -----------   ----------    ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................       (273)        (31,045)      32,577        54
                                                      =======     ===========   ==========    ======

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     GVITIDCon   GVITIDMod   GVITIDModAgg   GVITIDModCon
                                                     ---------   ---------   ------------   ------------
Investment activity:
   Reinvested dividends ..........................    $ 3,132         --            --             --
   Mortality and expense risk charges (note 3) ...       (368)        --            --             --
                                                      -------     ------        ------         ------
      Net investment income (loss) ...............      2,764         --            --             --
                                                      -------     ------        ------         ------

   Proceeds from mutual fund shares sold .........      4,484      1,753         1,771          1,735
   Cost of mutual fund shares sold ...............     (4,234)    (1,424)       (1,336)        (1,522)
                                                      -------     ------        ------         ------
      Realized gain (loss) on investments ........        250        329           435            213
   Change in unrealized gain (loss) on
      investments ................................     (1,734)      (290)         (388)          (183)
                                                      -------     ------        ------         ------
      Net gain (loss) on investments .............     (1,484)        39            47             30
                                                      -------     ------        ------         ------
   Reinvested capital gains ......................      1,326         --            --             --
                                                      -------     ------        ------         ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $ 2,606         39            47             30
                                                      =======     ======        ======         ======

                                                     GVITJPBal   GVITSMdCpGr    GVITMyMkt     GVITMyMkt5
                                                     ---------   -----------   -----------   -----------
Investment activity:
   Reinvested dividends ..........................      26,498            --        75,804       158,652
   Mortality and expense risk charges (note 3) ...      (3,772)       (1,384)      (28,888)      (69,842)
                                                      --------    ----------   -----------   -----------
      Net investment income (loss) ...............      22,726        (1,384)       46,916        88,810
                                                      --------    ----------   -----------   -----------

   Proceeds from mutual fund shares sold .........     667,125     3,406,825    15,501,059    22,708,976
   Cost of mutual fund shares sold ...............    (579,353)   (3,341,012)  (15,501,059)  (22,708,976)
                                                      --------    ----------   -----------   -----------
      Realized gain (loss) on investments ........      87,772        65,813            --            --
   Change in unrealized gain (loss) on
      investments ................................     (64,105)     (105,083)           --            --
                                                      --------    ----------   -----------   -----------
      Net gain (loss) on investments .............      23,667       (39,270)           --            --
                                                      --------    ----------   -----------   -----------
   Reinvested capital gains ......................          --            --            --            --
                                                      --------    ----------   -----------   -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      46,393       (40,654)       46,916        88,810
                                                      ========    ==========   ===========   ===========

                                                     GVITNWFund   GVITNStrVal   GVITSmCapGr   GVITSmCapVal
                                                     ----------   -----------   -----------   ------------
Investment activity:
   Reinvested dividends ..........................    $  10,648          --            --              --
   Mortality and expense risk charges (note 3) ...       (3,536)       (246)       (4,534)         (5,936)
                                                      ---------    --------      --------      ----------
      Net investment income (loss) ...............        7,112        (246)       (4,534)         (5,936)
                                                      ---------    --------      --------      ----------

   Proceeds from mutual fund shares sold .........      337,151     603,060       305,826       2,249,920
   Cost of mutual fund shares sold ...............     (258,140)   (484,491)     (222,046)     (1,623,024)
                                                      ---------    --------      --------      ----------
      Realized gain (loss) on investments ........       79,011     118,569        83,780         626,896
   Change in unrealized gain (loss) on
      investments ................................      (32,631)    (89,666)       41,628        (457,856)
                                                      ---------    --------      --------      ----------
      Net gain (loss) on investments .............       46,380      28,903       125,408         169,040
                                                      ---------    --------      --------      ----------
   Reinvested capital gains ......................           --          --            --              --
                                                      ---------    --------      --------      ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $  53,492      28,657       120,874         163,104
                                                      =========    ========      ========      ==========

                                                     GVITSmComp   GVITTGroFoc   GVITUSGro   GVITVKMultiSec
                                                     ----------   -----------   ---------   --------------
Investment activity:
   Reinvested dividends ..........................           --         --           --           64,794
   Mortality and expense risk charges (note 3) ...      (10,812)        --           --           (3,662)
                                                     ----------     ------       ------       ----------
      Net investment income (loss) ...............      (10,812)        --           --           61,132
                                                     ----------     ------       ------       ----------

   Proceeds from mutual fund shares sold .........    3,171,327      2,917        1,554        1,990,442
   Cost of mutual fund shares sold ...............   (2,489,758)    (2,866)      (1,498)      (1,876,216)
                                                     ----------     ------       ------       ----------
      Realized gain (loss) on investments ........      681,569         51           56          114,226
   Change in unrealized gain (loss) on
      investments ................................     (260,587)       (36)        (102)        (215,443)
                                                     ----------     ------       ------       ----------
      Net gain (loss) on investments .............      420,982         15          (46)        (101,217)
                                                     ----------     ------       ------       ----------
   Reinvested capital gains ......................           --         --          172               --
                                                     ----------     ------       ------       ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      410,170         15          126          (40,085)
                                                     ==========     ======       ======       ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     GVITWLead   GSVITMidCap   JanBal    JanCapAp
                                                     ---------   -----------   ------   ----------
Investment activity:
   Reinvested dividends ..........................   $     --           --      6,972           --
   Mortality and expense risk charges (note 3) ...       (108)      (4,730)    (1,342)      (1,742)
                                                     --------     --------     ------   ----------
      Net investment income (loss) ...............       (108)      (4,730)     5,630       (1,742)
                                                     --------     --------     ------   ----------

   Proceeds from mutual fund shares sold .........     22,419      773,848     11,123    2,632,757
   Cost of mutual fund shares sold ...............    (15,431)    (585,347)    (9,918)  (2,445,022)
                                                     --------     --------     ------   ----------
      Realized gain (loss) on investments ........      6,988      188,501      1,205      187,735
   Change in unrealized gain (loss)
      on investments .............................     (9,291)      49,336     11,046     (140,412)
                                                     --------     --------     ------   ----------
      Net gain (loss) on investments .............     (2,303)     237,837     12,251       47,323
                                                     --------     --------     ------   ----------
   Reinvested capital gains ......................         --           --         --           --
                                                     --------     --------     ------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ (2,411)     233,107     17,881       45,581
                                                     ========     ========     ======   ==========

                                                     JanGlTech   JanIntGro   NBAMTFasc   NBAMTGro
                                                     ---------   ---------   ---------   --------
Investment activity:
   Reinvested dividends ..........................         --       3,204          --          --
   Mortality and expense risk charges (note 3) ...       (916)       (980)       (202)       (654)
                                                     --------    --------     -------    --------
      Net investment income (loss) ...............       (916)      2,224        (202)       (654)
                                                     --------    --------     -------    --------

   Proceeds from mutual fund shares sold .........    259,967     238,533      21,178     234,799
   Cost of mutual fund shares sold ...............   (190,003)   (180,261)    (18,227)   (164,474)
                                                     --------    --------     -------    --------
      Realized gain (loss) on investments ........     69,964      58,272       2,951      70,325
   Change in unrealized gain (loss)
      on investments .............................    (64,354)    (93,739)      6,529     (19,889)
                                                     --------    --------     -------    --------
      Net gain (loss) on investments .............      5,610     (35,467)      9,480      50,436
                                                     --------    --------     -------    --------
   Reinvested capital gains ......................         --          --          --          --
                                                     --------    --------     -------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      4,694     (33,243)      9,278      49,782
                                                     ========    ========     =======    ========

                                                     NBAMTGuard   NBAMTLMat    NBAMTMCGr   NBAMTPart
                                                     ----------   ---------   ----------   ---------
Investment activity:
   Reinvested dividends ..........................   $      --         --             --         --
   Mortality and expense risk charges (note 3) ...      (1,760)        --         (9,320)    (8,750)
                                                     ---------     ------     ----------   --------
      Net investment income (loss) ...............      (1,760)        --         (9,320)    (8,750)
                                                     ---------     ------     ----------   --------

   Proceeds from mutual fund shares sold .........     156,043      8,581      2,251,213    503,257
   Cost of mutual fund shares sold ...............    (160,793)    (8,526)    (1,786,310)  (479,855)
                                                     ---------     ------     ----------   --------
      Realized gain (loss) on investments ........      (4,750)        55        464,903     23,402
   Change in unrealized gain (loss)
      on investments .............................      86,205        (35)      (101,173)   320,589
                                                     ---------     ------     ----------   --------
      Net gain (loss) on investments .............      81,455         20        363,730    343,991
                                                     ---------     ------     ----------   --------
   Reinvested capital gains ......................          --         --             --         --
                                                     ---------     ------     ----------   --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  79,695         20        354,410    335,241
                                                     =========     ======     ==========   ========

                                                     OGMidCapGr   OGMidCapV   OppAggGro    OppBdFd
                                                     ----------   ---------   ---------   --------
Investment activity:
   Reinvested dividends ..........................          --       3,196          --      68,328
   Mortality and expense risk charges (note 3) ...      (1,534)       (462)     (6,046)     (1,708)
                                                      --------    --------    --------    --------
      Net investment income (loss) ...............      (1,534)      2,734      (6,046)     66,620
                                                      --------    --------    --------    --------

   Proceeds from mutual fund shares sold .........     225,343     914,239     377,318     581,705
   Cost of mutual fund shares sold ...............    (172,220)   (894,879)   (435,287)   (578,949)
                                                      --------    --------    --------    --------
      Realized gain (loss) on investments ........      53,123      19,360     (57,969)      2,756
   Change in unrealized gain (loss)
      on investments .............................     (12,161)     22,513     669,117     (79,576)
                                                      --------    --------    --------    --------
      Net gain (loss) on investments .............      40,962      41,873     611,148     (76,820)
                                                      --------    --------    --------    --------
   Reinvested capital gains ......................          --          --          --          --
                                                      --------    --------    --------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      39,428      44,607     605,102     (10,200)
                                                      ========    ========    ========    ========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                       OppCapAp     OppGlSec   OppMSFund   OppMultStr
                                                     -----------   ---------   ---------   ----------
Investment activity:
   Reinvested dividends ..........................   $    27,410      31,532      3,064       14,924
   Mortality and expense risk charges (note 3) ...        (9,796)     (4,312)      (426)      (1,652)
                                                     -----------   ---------   --------     --------
      Net investment income (loss) ...............        17,614      27,220      2,638       13,272
                                                     -----------   ---------   --------     --------

   Proceeds from mutual fund shares sold .........     1,162,671   1,262,657    192,915      697,560
   Cost of mutual fund shares sold ...............    (1,344,236)   (837,696)  (162,130)    (600,803)
                                                     -----------   ---------   --------     --------
      Realized gain (loss) on investments ........      (181,565)    424,961     30,785       96,757
   Change in unrealized gain (loss)
      on investments .............................       355,470    (384,257)   (27,304)    (133,223)
                                                     -----------   ---------   --------     --------
      Net gain (loss) on investments .............       173,905      40,704      3,481      (36,466)
                                                     -----------   ---------   --------     --------
   Reinvested capital gains ......................            --          --         --           --
                                                     -----------   ---------   --------     --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $   191,519      67,924      6,119      (23,194)
                                                     ===========   =========   ========     ========

                                                      PIMLowDur   PIMRealRet    PIMTotRet    PionHY
                                                     ----------   ----------   ----------   --------
Investment activity:
   Reinvested dividends ..........................      102,904        1,982      162,624     10,858
   Mortality and expense risk charges (note 3) ...      (26,562)        (798)     (36,810)      (462)
                                                     ----------   ----------   ----------   --------
      Net investment income (loss) ...............       76,342        1,184      125,814     10,396
                                                     ----------   ----------   ----------   --------

   Proceeds from mutual fund shares sold .........    9,311,793    1,363,314    6,580,621    664,075
   Cost of mutual fund shares sold ...............   (9,309,833)  (1,342,519)  (6,483,921)  (644,113)
                                                     ----------   ----------   ----------   --------
      Realized gain (loss) on investments ........        1,960       20,795       96,700     19,962
   Change in unrealized gain (loss)
      on investments .............................      (21,853)       3,285     (118,483)   (23,063)
                                                     ----------   ----------   ----------   --------
      Net gain (loss) on investments .............      (19,893)      24,080      (21,783)    (3,101)
                                                     ----------   ----------   ----------   --------
   Reinvested capital gains ......................           --           --           --         --
                                                     ----------   ----------   ----------   --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................       56,449       25,264      104,031      7,295
                                                     ==========   ==========   ==========   ========

                                                     RCFMicroCap    StOpp2    StDisc2    TRPEI2
                                                     -----------   --------   -------   --------
Investment activity:
   Reinvested dividends ..........................   $       --          --        --     12,194
   Mortality and expense risk charges (note 3) ...       (3,906)    (20,786)     (662)    (4,018)
                                                     ----------    --------   -------   --------
      Net investment income (loss) ...............       (3,906)    (20,786)     (662)     8,176
                                                     ----------    --------   -------   --------

   Proceeds from mutual fund shares sold .........    1,054,126     955,948   102,614    811,102
   Cost of mutual fund shares sold ...............     (682,805)   (703,876)  (73,596)  (671,573)
                                                     ----------    --------   -------   --------
      Realized gain (loss) on investments ........      371,321     252,072    29,018    139,529
   Change in unrealized gain (loss)
      on investments .............................     (180,600)    710,555   (22,260)   (73,114)
                                                     ----------    --------   -------   --------
      Net gain (loss) on investments .............      190,721     962,627     6,758     66,415
                                                     ----------    --------   -------   --------
   Reinvested capital gains ......................           --          --        --     11,790
                                                     ----------    --------   -------   --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  186,815     941,841     6,096     86,381
                                                     ==========    ========   =======   ========

                                                     TRowMidCap2   TRPNewAmGr   VEWrldBd   VEWrldEMkt
                                                     -----------   ----------   --------   ----------
Investment activity:
   Reinvested dividends ..........................          --          --           --        4,442
   Mortality and expense risk charges (note 3) ...      (3,046)         --           --         (818)
                                                       -------         ---      -------     --------
      Net investment income (loss) ...............      (3,046)         --           --        3,624
                                                       -------         ---      -------     --------

   Proceeds from mutual fund shares sold .........      31,677          12       18,960      319,672
   Cost of mutual fund shares sold ...............     (22,053)        (12)     (17,279)    (208,856)
                                                       -------         ---      -------     --------
      Realized gain (loss) on investments ........       9,624          --        1,681      110,816
   Change in unrealized gain (loss)
      on investments .............................     166,220           3       (1,248)    (131,337)
                                                       -------         ---      -------     --------
      Net gain (loss) on investments .............     175,844           3          433      (20,521)
                                                       -------         ---      -------     --------
   Reinvested capital gains ......................          --          --           --           --
                                                       -------         ---      -------     --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     172,798           3          433      (16,897)
                                                       =======         ===      =======     ========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                      VEWrldHAs    VKEmMkt   VKMidCapG   VKUSRealEst
                                                     ----------   --------   ---------   -----------
Investment activity:
   Reinvested dividends ..........................   $   1,562          --         --            --
   Mortality and expense risk charges (note 3) ...        (226)       (296)       (54)       (3,460)
                                                     ---------    --------    -------     ---------
      Net investment income (loss) ...............       1,336        (296)       (54)       (3,460)
                                                     ---------    --------    -------     ---------

   Proceeds from mutual fund shares sold .........     387,391     479,404     54,907     1,348,011
   Cost of mutual fund shares sold ...............    (330,889)   (430,300)   (38,819)     (964,801)
                                                     ---------    --------    -------     ---------
      Realized gain (loss) on investments ........      56,502      49,104     16,088       383,210
   Change in unrealized gain (loss) on
      investments ................................     (59,743)    (55,772)    (9,317)     (163,332)
                                                     ---------    --------    -------     ---------
      Net gain (loss) on investments .............      (3,241)     (6,668)     6,771       219,878
                                                     ---------    --------    -------     ---------
   Reinvested capital gains ......................          --          --         --            --
                                                     ---------    --------    -------     ---------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  (1,905)     (6,964)     6,717       216,418
                                                     =========    ========    =======     =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     Total               AIMBValue         AlGrIncA            ACVPBal
                                           -------------------------  --------------  ------------------  ----------------
                                               2004          2003      2004    2003      2004      2003     2004     2003
                                           ------------  -----------  -----  -------  ---------  -------  -------  -------
Investment activity:
   Net investment income (loss) .........  $  2,399,078    2,533,710     --     --       29,074      (28)   3,580    6,151
   Realized gain (loss) on investments ..     6,376,562  (10,681,133)   266     --       21,289   10,129   26,609     (216)
   Change in unrealized gain (loss)
      on investments ....................    (1,096,782)  30,357,860    (71)   130       67,332       67  (18,039)  15,482
   Reinvested capital gains .............       482,290       64,400     --     --           --       --       --       --
                                           ------------  -----------  -----    ---    ---------  -------  -------  -------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ......     8,161,148   22,274,837    195    130      117,695   10,168   12,150   21,417
                                           ------------  -----------  -----    ---    ---------  -------  -------  -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........     5,655,812    9,451,399    244    681          286       --       --       --
   Transfers between funds ..............            --           --  1,350    223      277,198  (12,053)  82,946    6,753
   Surrenders (note 6) ..................   (35,145,986) (37,185,467)  (800)   (67)          --       --  (33,518)      --
   Death benefits (note 4) ..............       (55,574)    (305,661)    --     --           --       --       --       --
   Net policy repayments (loans)
      (note 5) ..........................           (18)    (909,000)    --     --           --       --       --       --
   Redemptions to pay cost of
      insurance charges and
      administration charges (notes
      2b and 2c) ........................    (3,710,484)  (4,150,186)   (78)   (33)     (33,097)      (8)  (4,935)  (5,136)
                                           ------------  -----------  -----    ---    ---------  -------  -------  -------
         Net equity transactions ........   (33,256,250) (33,098,915)   716    804      244,387  (12,061)  44,493    1,617
                                           ------------  -----------  -----    ---    ---------  -------  -------  -------

Net change in contract owners' equity ...   (25,095,102) (10,824,078)   911    934      362,082   (1,893)  56,643   23,034
Contract owners' equity beginning
   of period ............................   383,208,644  354,676,076  4,079     --    3,715,373    1,893  357,178  228,561
                                           ------------  -----------  -----    ---    ---------  -------  -------  -------
Contract owners' equity end of period ...  $358,113,542  343,851,998  4,990    934    4,077,455       --  413,821  251,595
                                           ============  ===========  =====    ===    =========  =======  =======  =======

CHANGES IN UNITS:
   Beginning units ......................    36,010,506   36,867,893    311     --      280,678      189   33,960   25,913
                                           ------------  -----------  -----    ---    ---------  -------  -------  -------
   Units purchased ......................     4,300,198   12,689,987    119     94       32,850       --    7,985    7,065
   Units redeemed .......................    (7,243,630) (15,080,776)   (68)   (10)     (14,634)    (189)  (3,639)  (6,964)
                                           ------------  -----------  -----    ---    ---------  -------  -------  -------
   Ending units .........................    33,067,074   34,477,104    362     84      298,894       --   38,306   26,014
                                           ============  ===========  =====    ===    =========  =======  =======  =======

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                               ACVPCapAp            ACVPIncGr              ACVPInt           ACVPUltra
                                           -----------------  --------------------  ---------------------  -------------
                                             2004      2003      2004       2003       2004       2003      2004    2003
                                           --------  -------  ---------  ---------  ---------  ----------  ------  -----
Investment activity:
   Net investment income (loss) .........  $   (674)    (522)   119,878     94,188     24,700      51,434      --     (2)
   Realized gain (loss) on investments ..   116,972  (12,127)   (11,869)  (409,804)    75,344  (1,080,787)  1,447     27
   Change in unrealized gain (loss)
      on investments ....................   (52,781)  40,123    309,903  1,131,418     39,341   1,369,926    (900)   347
   Reinvested capital gains .............        --       --         --         --         --          --      --     --
                                           --------  -------  ---------  ---------  ---------  ----------  ------  -----
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ......    63,517   27,474    417,912    815,802    139,385     340,573     547    372
                                           --------  -------  ---------  ---------  ---------  ----------  ------  -----

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........        --       --     79,766    152,876     42,124      98,149   5,730    429
   Transfers between funds ..............   291,788   10,082   (178,704)  (283,149)  (408,148) (1,176,613) (3,498) 4,932
   Surrenders (note 6) ..................        --       --    (54,822)  (515,138)  (352,030)   (193,479) (1,228)  (231)
   Death benefits (note 4) ..............        --       --         --    (10,564)    (6,172)     (3,364)     --     --
   Net policy repayments (loans)
      (note 5) ..........................        --       --         --         --         --          --      --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................    (7,292)  (6,674)   (65,437)   (62,814)   (48,735)    (82,421)   (220)   (42)
                                           --------  -------  ---------  ---------  ---------  ----------  ------  -----
         Net equity transactions ........   284,496    3,408   (219,197)  (718,789)  (772,961) (1,357,728)    784  5,088
                                           --------  -------  ---------  ---------  ---------  ----------  ------  -----

Net change in contract owners' equity ...   348,013   30,882    198,715     97,013   (633,576) (1,017,155)  1,331  5,460
Contract owners' equity beginning
   of period ............................   528,500  374,492  8,973,628  7,481,822  6,827,190  10,535,512  11,412     --
                                           --------  -------  ---------  ---------  ---------  ----------  ------  -----
Contract owners' equity end of period ...  $876,513  405,374  9,172,343  7,578,835  6,193,614   9,518,357  12,743  5,460
                                           ========  =======  =========  =========  =========  ==========  ======  =====

CHANGES IN UNITS:
   Beginning units ......................    48,415   42,060    867,106    933,307    740,358   1,419,968   1,142     --
                                           --------  -------  ---------  ---------  ---------  ----------  ------  -----
   Units purchased ......................    30,226   17,695      7,207    303,844     15,246     179,532     585    644
   Units redeemed .......................      (655) (17,772)   (27,217)  (390,743)   (98,048)   (376,816)   (511)   (33)
                                           --------  -------  ---------  ---------  ---------  ----------  ------  -----
   Ending units .........................    77,986   41,983    847,096    846,408    657,556   1,222,684   1,216    611
                                           ========  =======  =========  =========  =========  ==========  ======  =====

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                   ACVPVal          BCFTCpAsset        CVSSEP             CSGPVen
                                           ----------------------  -------------  ----------------  ------------------
                                              2004        2003       2004   2003  2004     2003       2004      2003
                                           ----------  ----------  -------  ----  ----  ----------  --------  --------
Investment activity:
   Net investment income (loss) .........  $   48,624      67,689      (60)  --     --      (1,154)     (378)     (249)
   Realized gain (loss) on investments ..     296,668    (320,388)   1,902   --     --    (227,817)   63,232   (17,689)
   Change in unrealized gain (loss)
      on investments ....................     (83,800)    865,326    6,342   --     --      78,830   (39,537)   48,850
   Reinvested capital gains .............      42,908          --       --   --     --          --        --        --
                                           ----------  ----------  -------  ---    ---  ----------  --------  --------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ......     304,400     612,627    8,184   --     --    (150,141)   23,317    30,912
                                           ----------  ----------  -------  ---    ---  ----------  --------  --------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........     284,550     151,242      822   --     --     236,508    18,980     7,094
   Transfers between funds ..............      65,878    (523,407) 271,852   97     --  (3,088,584) (150,174) (133,291)
   Surrenders (note 6) ..................    (171,196)   (993,224)      --  (97)    --          --        --   (29,330)
   Death benefits (note 4) ..............      (5,864)         --       --   --     --          --        --        --
   Net policy repayments (loans)
      (note 5) ..........................          --          --       --   --     --          --        --        --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................     (66,361)   (103,343)    (171)  --     --        (269)   (3,854)   (2,740)
                                           ----------  ----------  -------  ---    ---  ----------  --------  --------
         Net equity transactions ........     107,007  (1,468,732) 272,503   --     --  (2,852,345) (135,048) (158,267)
                                           ----------  ----------  -------  ---    ---  ----------  --------  --------

Net change in contract owners' equity ...     411,407    (856,105) 280,687   --     --  (3,002,486) (111,731) (127,355)
Contract owners' equity beginning
   of period ............................   4,656,661   8,432,581   66,603   --     --   3,002,486   302,513   299,720
                                           ----------  ----------  -------  ---    ---  ----------  --------  --------
Contract owners' equity end of period....  $5,068,068   7,576,476  347,290   --     --          --   190,782   172,365
                                           ==========  ==========  =======  ===    ===  ==========  ========  ========

CHANGES IN UNITS:
   Beginning units ......................     337,516     787,711    5,295   --     --     292,051    36,710    53,748
                                           ----------  ----------  -------  ---    ---  ----------  --------  --------
   Units purchased ......................      60,714     153,685   20,005   10     --         749     2,169    16,442
   Units redeemed .......................     (51,174)   (294,976)     (16) (10)    --    (292,800)  (17,361)  (44,131)
                                           ----------  ----------  -------  ---    ---  ----------  --------  --------
   Ending units .........................     347,056     646,420   25,284  ---    ---          --    21,518    26,059
                                           ==========  ==========  =======  ===    ===  ==========  ========  ========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                 CSIntFoc             CSLCapV              CSSmCapGr          DryMidCapStS
                                            ------------------   -----------------   -------------------   -----------------
                                              2004       2003      2004      2003       2004       2003      2004      2003
                                            --------   -------   -------   -------   ---------   -------   --------   ------
Investment activity:
   Net investment income (loss) .........   $    (34)     (155)     (216)     (231)     (3,072)     (698)       (92)     (27)
   Realized gain (loss) on investments ..     11,784     7,964      (929)  (45,161)    207,862     2,552     10,504    6,673
   Change in unrealized gain (loss)
      on investments ....................    (10,199)    7,453     6,971    53,271     (82,671)  101,834       (844)      33
   Reinvested capital gains .............         --        --        --        --          --        --         --       --
                                            --------   -------   -------   -------   ---------   -------   --------   ------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ......      1,551    15,262     5,826     7,879     122,119   103,688      9,568    6,679
                                            --------   -------   -------   -------   ---------   -------   --------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........        842        37     9,416    25,703      33,010    33,010         --   (6,420)
   Transfers between funds ..............    (51,524)  497,080    96,282   (48,247)    968,520    54,240   (458,872)   1,377
   Surrenders (note 6) ..................         --   (33,953)   (2,174)  (66,516)         --        --         --      (98)
   Death benefits (note 4) ..............         --        --        --        --          --        --         --       --
   Net policy repayments (loans)
      (note 5) ..........................         --        --        --        --          --        --         --       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................       (927)   (9,539)   (1,998)   (2,162)    (35,372)  (15,807)    (1,897)     (12)
                                            --------   -------   -------   -------   ---------   -------   --------   ------
         Net equity transactions ........    (51,609)  453,625   101,526   (91,222)    966,158    71,443   (460,769)  (5,153)
                                            --------   -------   -------   -------   ---------   -------   --------   ------

Net change in contract owners' equity ...    (50,058)  468,887   107,352   (83,343)  1,088,277   175,131   (451,201)   1,526
Contract owners' equity beginning
   of period ............................     86,967    84,164   165,728   231,423   1,719,660   477,398    451,201       --
                                            --------   -------   -------   -------   ---------   -------   --------   ------
Contract owners' equity end of period ...   $ 36,909   553,051   273,080   148,080   2,807,937   652,529         --    1,526
                                            ========   =======   =======   =======   =========   =======   ========   ======

CHANGES IN UNITS:
   Beginning units ......................     10,498    13,536    14,999    26,190     194,729    80,161     34,437       --
                                            --------   -------   -------   -------   ---------   -------   --------   ------
   Units purchased ......................        292    82,737     9,463     7,605     105,325    34,770         --      148
   Units redeemed .......................     (6,374)  (14,735)     (374)  (18,393)     (3,808)  (22,684)   (34,437)     (11)
                                            --------   -------   -------   -------   ---------   -------   --------   ------
   Ending units .........................      4,416    81,538    24,088    15,402     296,246    92,247         --      137
                                            ========   =======   =======   =======   =========   =======   ========   ======

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                              DrySmCapIxS          DrySRGro             DryStkIx               DryVIFApp
                                           -----------------  -----------------  ----------------------  ---------------------
                                             2004      2003     2004      2003      2004        2003        2004        2003
                                           --------  -------  --------  -------  ----------  ----------  ----------  ---------
Investment activity:
   Net investment income (loss) .........  $   (346)     (39)     (218)    (357)    193,810     183,545      (2,238)    (6,165)
   Realized gain (loss) on investments ..    36,836  (13,577)   78,516   (5,521)   (861,460) (2,263,800)    193,673   (253,740)
   Change in unrealized gain (loss)
      on investments ....................    16,643      167   (67,980)  34,344   1,721,577   5,463,024    (145,387)   646,701
   Reinvested capital gains .............        22       --        --       --          --          --          --         --
                                           --------  -------  --------  -------  ----------  ----------  ----------  ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ......    53,155  (13,449)   10,318   28,466   1,053,927   3,382,769      46,048    386,796
                                           --------  -------  --------  -------  ----------  ----------  ----------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........     6,852      688     5,906    9,788     310,418     937,804      60,466    240,417
   Transfers between funds ..............   246,208   16,339    15,450    7,834  (2,561,690)  1,126,047    (233,710)  (207,566)
   Surrenders (note 6) ..................    (6,582)      --  (212,124) (21,435) (6,573,380) (1,887,257)   (875,280)  (590,523)
   Death benefits (note 4) ..............        --       --        --       --          --      (9,287)     (6,038)        --
   Net policy repayments (loans)
      (note 5) ..........................        --       --        --       --          --          --          --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................    (4,451)    (515)   (2,951)  (3,933)   (411,730)   (419,653)    (30,498)   (71,673)
                                           --------  -------  --------  -------  ----------  ----------  ----------  ---------
         Net equity transactions ........   242,027   16,512  (193,719)  (7,746) (9,236,382)   (252,346) (1,085,060)  (629,345)
                                           --------  -------  --------  -------  ----------  ----------  ----------  ---------

Net change in contract owners' equity ...   295,182    3,063  (183,401)  20,720  (8,182,455)  3,130,423  (1,039,012)  (242,549)
Contract owners' equity beginning
   of period ............................     9,233       --   342,163  289,222  42,399,239  28,602,045   2,699,069  5,577,208
                                           --------  -------  --------  -------  ----------  ----------  ----------  ---------
Contract owners' equity end of period ...  $304,415    3,063   158,762  309,942  34,216,784  31,732,468   1,660,057  5,334,659
                                           ========  =======  ========  =======  ==========  ==========  ==========  =========

CHANGES IN UNITS:
   Beginning units ......................       879       --    38,714   41,194   4,213,692   3,662,912     244,521    611,476
                                           --------  -------  --------  -------  ----------  ----------  ----------  ---------
   Units purchased ......................    27,584    8,102     2,686   10,475     102,386   1,022,930       5,430    106,082
   Units redeemed .......................    (2,077)  (7,746)  (23,894) (11,638) (1,047,070) (1,044,467)   (102,239)  (178,230)
                                           --------  -------  --------  -------  ----------  ----------  ----------  ---------
   Ending units .........................    26,386      356    17,506   40,031   3,269,008   3,641,375     147,712    539,328
                                           ========  =======  ========  =======  ==========  ==========  ==========  =========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                               DryVIFGrInc      DryVIFIntVal          FedQualBd           FidVIPEI
                                           ------------------  --------------  ---------------------  ----------------
                                              2004      2003     2004    2003     2004        2003      2004     2003
                                           ---------  -------  -------  -----  ----------  ---------  -------  -------
Investment activity:
   Net investment income (loss) .........  $   1,346      990      308      1      94,042     99,048    2,692    1,951
   Realized gain (loss) on investments ..     84,142   (4,820)   7,368    (18)     39,544     51,043   23,099    1,341
   Change in unrealized gain (loss)
      on investments ....................    (74,952)  29,503   24,521    277    (149,691)   (19,126) (17,030)  21,607
   Reinvested capital gains .............         --       --       --     --      21,374         --      712       --
                                           ---------  -------  -------  -----  ----------  ---------  -------  -------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ......     10,536   25,673   32,197    260       5,269    130,965    9,473   24,899
                                           ---------  -------  -------  -----  ----------  ---------  -------  -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........         --      697       92     --      44,474    111,240       (2)  28,944
   Transfers between funds ..............     17,492   77,771  302,824  5,926  (1,130,486)   850,827   60,714   71,946
   Surrenders (note 6) ..................   (201,480)      --   (6,458)    --      (3,292)  (217,279) (64,310) (10,255)
   Death benefits (note 4) ..............         --       --       --     --          --         --       --       --
   Net policy repayments (loans) (note 5)         --       --       --     --          --         --       --       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................    (10,368)  (4,758)  (3,440)   (19)    (32,216)   (44,772)  (2,162)  (1,634)
                                           ---------  -------  -------  -----  ----------  ---------  -------  -------
         Net equity transactions ........   (194,356)  73,710  293,018  5,907  (1,121,520)   700,016   (5,760)  89,001
                                           ---------  -------  -------  -----  ----------  ---------  -------  -------

Net change in contract owners' equity ...   (183,820)  99,383  325,215  6,167  (1,116,251)   830,981    3,713  113,900
Contract owners' equity beginning
   of period ............................    725,693  290,019  262,392     --   3,270,428  1,877,120  256,715  100,281
                                           ---------  -------  -------  -----  ----------  ---------  -------  -------
Contract owners' equity end of period ...  $ 541,873  389,402  587,607  6,167   2,154,177  2,708,101  260,428  214,181
                                           =========  =======  =======  =====  ==========  =========  =======  =======

CHANGES IN UNITS:
   Beginning units ......................     80,448   40,612   20,453     --     245,866    147,567   24,845   12,619
                                           ---------  -------  -------  -----  ----------  ---------  -------  -------
   Units purchased ......................      2,506   18,878   23,026    612       5,193    116,427    5,930   14,071
   Units redeemed .......................    (23,236) (10,207)    (951)    (2)    (88,965)   (60,940)  (6,389)  (2,318)
                                           ---------  -------  -------  -----  ----------  ---------  -------  -------
   Ending units .........................     59,718   49,283   42,528    610     162,094    203,054   24,386   24,372
                                           =========  =======  =======  =====  ==========  =========  =======  =======

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                 FidVIPEIS               FidVIPGr
                                           ---------------------  --------------------
                                              2004        2003       2004       2003
                                           ----------  ---------  ---------  ---------
Investment activity:
   Net investment income (loss) .........  $   98,874     51,072      7,516      6,575
   Realized gain (loss) on investments ..      91,655   (291,305)   (19,951)  (178,261)
   Change in unrealized gain (loss)
      on investments ....................      37,142    762,906     42,877    687,897
   Reinvested capital gains .............      28,390         --         --         --
                                           ----------  ---------  ---------  ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ......     256,061    522,673     30,442    516,211
                                           ----------  ---------  ---------  ---------

Equity transactions:
   Purchase payments received from
   contract owners (note 6) .............      36,826    138,675    181,552     80,617
   Transfers between funds ..............   2,786,212    140,187  2,602,618    108,505
   Surrenders (note 6) ..................    (147,940)   (95,966)        --    (83,468)
   Death benefits (note 4) ..............          --     (2,117)        --         --
   Net policy repayments (loans) (note 5)          --         --         (2)        --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................     (75,668)   (62,516)   (68,972)   (52,590)
                                           ----------  ---------  ---------  ---------
         Net equity transactions ........   2,599,430    118,263  2,715,196     53,064
                                           ----------  ---------  ---------  ---------

Net change in contract owners' equity ...   2,855,491    640,936  2,745,638    569,275
Contract owners' equity beginning
   of period ............................   6,445,977  3,833,430  4,622,364  4,007,154
                                           ----------  ---------  ---------  ---------
Contract owners' equity end of period ...  $9,301,468  4,474,366  7,368,002  4,576,429
                                           ==========  =========  =========  =========

CHANGES IN UNITS:
   Beginning units ......................     560,297    432,799    583,926    670,852
                                           ----------  ---------  ---------  ---------
   Units purchased ......................     243,443     77,463    343,076     36,561
   Units redeemed .......................     (19,350)   (53,229)    (8,600)   (31,351)
                                           ----------  ---------  ---------  ---------
   Ending units .........................     784,390    457,033    918,402    676,062
                                           ==========  =========  =========  =========

                                                   FidVIPGrS              FidVIPHI
                                           ----------------------  --------------------
                                              2004        2003        2004      2003
                                           ----------  ----------  ---------  ---------
Investment activity:
   Net investment income (loss) .........      12,154      14,938    223,146    102,523
   Realized gain (loss) on investments ..    (554,727) (1,154,012)     4,666     10,788
   Change in unrealized gain (loss)
      on investments ....................     788,145   2,929,742   (216,555)   116,077
   Reinvested capital gains .............          --          --         --         --
                                           ----------  ----------  ---------  ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ......     245,572   1,790,668     11,257    229,388
                                           ----------  ----------  ---------  ---------

Equity transactions:
   Purchase payments received from
   contract owners (note 6) .............      49,942     200,746         --         (6)
   Transfers between funds ..............     173,158    (233,704)   387,450     93,772
   Surrenders (note 6) ..................    (333,568)   (354,714)        --         --
   Death benefits (note 4) ..............          --      (8,300)    (1,306)        --
   Net policy repayments (loans) (note 5)          --          --         --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................    (136,370)   (143,321)   (24,736)   (16,018)
                                           ----------  ----------  ---------  ---------
         Net equity transactions ........    (246,838)   (539,293)   361,408     77,748
                                           ----------  ----------  ---------  ---------

Net change in contract owners' equity ...      (1,266)  1,251,375    372,665    307,136
Contract owners' equity beginning
   of period ............................  17,714,706  14,240,330  2,518,483  1,521,604
                                           ----------  ----------  ---------  ---------
Contract owners' equity end of period ...  17,713,440  15,491,705  2,891,148  1,828,740
                                           ==========  ==========  =========  =========

CHANGES IN UNITS:
   Beginning units ......................   1,838,297   1,951,492    218,094    167,303
                                           ----------  ----------  ---------  ---------
   Units purchased ......................      23,433     642,823     33,167     15,680
   Units redeemed .......................     (43,548)   (717,206)    (2,249)   (11,226)
                                           ----------  ----------  ---------  ---------
   Ending units .........................   1,818,182   1,877,109    249,012    171,757
                                           ==========  ==========  =========  =========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                 FidVIPHIS             FidVIPOv             FidVIPOvS             FidVIPAM
                                           ---------------------  ------------------  --------------------  --------------------
                                              2004        2003       2004      2003      2004       2003       2004       2003
                                           ----------  ---------  ---------  -------  ---------  ---------  ---------  ---------
Investment activity:
   Net investment income (loss) .........  $  211,752    200,476     24,474    3,049     29,292     17,551    104,394    102,338
   Realized gain (loss) on investments ..     112,682     13,251      6,494  (11,891)   102,261   (751,399)    60,333    (21,066)
   Change in unrealized gain (loss)
      on investments ....................    (316,127)   176,404        856   47,381   (118,478)   972,281    (92,896)   205,727
   Reinvested capital gains .............          --         --         --       --         --         --         --         --
                                           ----------  ---------  ---------  -------  ---------  ---------  ---------  ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ......       8,307    390,131     31,824   38,539     13,075    238,433     71,831    286,999
                                           ----------  ---------  ---------  -------  ---------  ---------  ---------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........      75,738    173,784     40,136   16,814     68,590    230,097        514      5,810
   Transfers between funds ..............     255,200    (97,318) 2,656,348    7,784    395,010    (85,956) 5,939,844    301,561
   Surrenders (note 6) ..................    (206,040)  (558,215)    (4,976) (28,727)   (58,468)  (953,280)   (12,552)        --
   Death benefits (note 4) ..............          --         --         --       --         --         --         --         --
   Net policy repayments (loans)
      (note 5) ..........................          --         --         --       --         --         --         --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................     (36,987)   (59,922)   (23,887)  (4,444)   (37,441)   (51,355)   (64,953)   (47,979)
                                           ----------  ---------  ---------  -------  ---------  ---------  ---------  ---------
         Net equity transactions ........      87,911   (541,671) 2,667,621   (8,573)   367,691   (860,494) 5,862,853    259,392
                                           ----------  ---------  ---------  -------  ---------  ---------  ---------  ---------

Net change in contract owners' equity ...      96,218   (151,540) 2,699,445   29,966    380,766   (622,061) 5,934,684    546,391
Contract owners' equity beginning
   of period ............................   2,310,255  2,729,146  1,620,869  387,282  2,719,891  3,080,319  3,454,090  2,567,935
                                           ----------  ---------  ---------  -------  ---------  ---------  ---------  ---------
Contract owners' equity end of period ...  $2,406,473  2,577,606  4,320,314  417,248  3,100,657  2,458,258  9,388,774  3,114,326
                                           ==========  =========  =========  =======  =========  =========  =========  =========

CHANGES IN UNITS:
   Beginning units ......................     268,110    401,989    180,429   61,653    280,162    454,474    331,284    289,913
                                           ----------  ---------  ---------  -------  ---------  ---------  ---------  ---------
   Units purchased ......................      38,788     66,905    299,500    4,198     48,658    173,108    566,308     62,165
   Units redeemed .......................     (28,938)  (144,244)    (3,119)  (5,585)   (12,292)  (298,821)    (7,370)   (32,543)
                                           ----------  ---------  ---------  -------  ---------  ---------  ---------  ---------
   Ending units .........................     277,960    324,650    476,810   60,266    316,528    328,761    890,222    319,535
                                           ==========  =========  =========  =======  =========  =========  =========  =========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                               FidVIPCon             FidVIPConS             FidVIPGrOp           FidVIPGrOpS
                                           ------------------  ----------------------  -------------------  --------------------
                                              2004      2003      2004        2003       2004       2003       2004       2003
                                           ---------  -------  ----------  ----------  --------  ---------  ---------  ---------
Investment activity:
   Net investment income (loss) .........  $     734      944      11,242      12,166      (218)     7,371      3,334      5,297
   Realized gain (loss) on investments ..     48,147   (6,914)    714,981    (745,243)   93,524    (40,648)    (3,484)  (106,109)
   Change in unrealized gain (loss)
      on investments ....................    (25,784)  28,533    (496,889)  1,176,813   (80,972)   146,742     21,906    206,313
   Reinvested capital gains .............         --       --          --          --        --         --         --         --
                                           ---------  -------  ----------  ----------  --------  ---------  ---------  ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ......     23,097   22,563     229,334     443,736    12,334    113,465     21,756    105,501
                                           ---------  -------  ----------  ----------  --------  ---------  ---------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........        514    5,810     153,176     746,060     7,242         --      1,546      3,345
   Transfers between funds ..............   (123,264)  27,649      52,810     (10,567) (857,598)    90,485    396,452   (184,890)
   Surrenders (note 6) ..................    (77,842)      --  (3,506,708) (1,156,619)   (1,464)        --       (204)   (71,456)
   Death benefits (note 4) ..............         --       --          --          --        --         --         --         --
   Net policy repayments (loans)
      (note 5) ..........................         (2)      --          --          --        --         --         --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................    (11,534)  (6,134)    (41,380)    (84,323)   (2,074)   (16,327)   (26,115)   (22,545)
                                           ---------  -------  ----------  ----------  --------  ---------  ---------  ---------
         Net equity transactions ........   (212,128)  27,325  (3,342,102)   (505,449) (853,894)    74,158    371,679   (275,546)
                                           ---------  -------  ----------  ----------  --------  ---------  ---------  ---------

Net change in contract owners' equity ...   (189,031)  49,888  (3,112,768)    (61,713) (841,560)   187,623    393,435   (170,045)
Contract owners' equity beginning
   of period ............................    536,009  293,663   7,619,443   5,579,129   841,560    854,898  1,093,022  1,125,794
                                           ---------  -------  ----------  ----------  --------  ---------  ---------  ---------
Contract owners' equity end of period ...  $ 346,978  343,551   4,506,675   5,517,416        --  1,042,521  1,486,457    955,749
                                           =========  =======  ==========  ==========  ========  =========  =========  =========

CHANGES IN UNITS:
   Beginning units ......................     51,152   35,930     576,339     542,502    94,088    123,821    131,702    176,094
                                           ---------  -------  ----------  ----------  --------  ---------  ---------  ---------
   Units purchased ......................         54    9,332      15,254     219,977        --     12,272     48,501     88,465
   Units redeemed .......................    (20,024)  (6,875)   (270,425)   (272,711)  (94,088)    (2,280)    (3,543)  (132,394)
                                           ---------  -------  ----------  ----------  --------  ---------  ---------  ---------
   Ending units .........................     31,182   38,387     321,168     489,768        --    133,813    176,660    132,165
                                           =========  =======  ==========  ==========  ========  =========  =========  =========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                               FidVIPValS        FrVIPForSec2         GVITCVal        GVITDMidCapI
                                           -----------------  ------------------  ---------------  -----------------
                                             2004      2003      2004      2003     2004    2003    2004      2003
                                           --------  -------  ---------  -------  -------  ------  -------  --------
Investment activity:
   Net investment income (loss) .........  $   (206)    (114)    11,566    5,435      268     228      944       770
   Realized gain (loss) on investments ..    (6,250) (31,060)    98,953      (82)  11,752     167   57,018  (113,067)
   Change in unrealized gain (loss)
      on investments ....................     6,650    2,518    (67,023)  15,927  (10,053)  5,500  (18,435)  219,975
   Reinvested capital gains .............       334       --         --       --       --      --       --        --
                                           --------  -------  ---------  -------  -------  ------  -------  --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................       528  (28,656)    43,496   21,280    1,967   5,895   39,527   107,678
                                           --------  -------  ---------  -------  -------  ------  -------  --------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........     3,140       --      1,864       --      366     344   25,044   113,851
   Transfers between funds ..............   221,586   35,327    219,210  312,221      (66)  7,685  131,426   128,291
   Surrenders (note 6) ..................      (826)      --   (117,606)  (1,023) (10,442)     --   (5,750)  (50,149)
   Death benefits (note 4) ..............        --       --         --       --       --      --       --        --
   Net policy repayments (loans)
   (note 5) .............................        --       --         --       --       --      --       --        --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................    (1,472)  (1,826)    (9,620)  (1,343)    (808)   (860)  (4,735)   (9,166)
                                           --------  -------  ---------  -------  -------  ------  -------  --------
         Net equity transactions ........   222,428   33,501     93,848  309,855  (10,950)  7,169  145,985   182,827
                                           --------  -------  ---------  -------  -------  ------  -------  --------

Net change in contract owners' equity ...   222,956    4,845    137,344  331,135   (8,983) 13,064  185,512   290,505
Contract owners' equity beginning
   of period ............................        --   28,220  1,127,543       --   60,095  35,308  624,821   672,291
                                           --------  -------  ---------  -------  -------  ------  -------  --------
Contract owners' equity end of period ...  $222,956   33,065  1,264,887  331,135   51,112  48,372  810,333   962,796
                                           ========  =======  =========  =======  =======  ======  =======  ========

CHANGES IN UNITS:
   Beginning units ......................        --    3,768     90,293       --    6,284   4,863   41,047    59,532
                                           --------  -------  ---------  -------  -------  ------  -------  --------
   Units purchased ......................    18,110   19,439     17,069   32,802       92   5,211   10,884    31,209
   Units redeemed .......................      (188) (19,573)    (9,954)    (250)  (1,278) (4,212)  (1,505)  (14,540)
                                           --------  -------  ---------  -------  -------  ------  -------  --------
   Ending units .........................    17,922    3,634     97,408   32,552    5,098   5,862   50,426    76,201
                                           ========  =======  =========  =======  =======  ======  =======  ========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                             GVITEmMrkts         GVITFHiInc       GVITGlFin1   GVITGlHlth
                                           --------------  --------------------  -----------  ------------
                                             2004    2003     2004       2003     2004  2003   2004   2003
                                           --------  ----  ---------  ---------  -----  ----  ------  ----
Investment activity:
   Net investment income (loss) .........  $   (242)   --     47,986     56,521     14   --      (34)  --
   Realized gain (loss) on investments ..   (30,382)    4     91,445      2,064     28   --    4,489   --
   Change in unrealized gain (loss)
      on investments ....................    (2,045)   --   (120,628)   126,336    (53)  --      (19)  --
   Reinvested capital gains .............       904    --         --         --     20   --       --   --
                                           --------  ----  ---------  ---------  -----  ---   ------  ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (31,765)    4     18,803    184,921      9   --    4,436   --
                                           --------  ----  ---------  ---------  -----  ---   ------  ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........        --    --     80,704    128,234      8   --       --   --
   Transfers between funds ..............    96,540    97   (473,720)   640,530  2,646   --   (2,900)  --
   Surrenders (note 6) ..................        --  (101)  (187,412)   (86,402)  (208)  --       --   --
   Death benefits (note 4) ..............        --    --         --         --     --   --       --   --
   Net policy repayments (loans)
      (note 5) ..........................        --    --         --         --     --   --       --   --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................    (4,210)   --    (16,008)   (20,271)     9   --     (333)  --
                                           --------  ----  ---------  ---------  -----  ---   ------  ---
         Net equity transactions ........    92,330    (4)  (596,436)   662,091  2,455   --   (3,233)  --
                                           --------  ----  ---------  ---------  -----  ---   ------  ---

Net change in contract owners' equity ...    60,565    --   (577,633)   847,012  2,464   --    1,203   --
Contract owners' equity beginning
   of period ............................     2,410    --  1,717,590    954,848    598   --       --   --
                                           --------  ----  ---------  ---------  -----  ---   ------  ---
Contract owners' equity end of period ...  $ 62,975    --  1,139,957  1,801,860  3,062   --    1,203   --
                                           ========  ====  =========  =========  =====  ===   ======  ===

CHANGES IN UNITS:
   Beginning units ......................       210    --    139,039     94,589     49   --       --   --
                                           --------  ----  ---------  ---------  -----  ---   ------  ---
   Units purchased ......................     5,711    14      6,545    118,909    207   --      130   --
   Units redeemed .......................      (357)  (14)   (54,884)   (56,203)   (16)  --      (30)  --
                                           --------  ----  ---------  ---------  -----  ---   ------  ---
   Ending units .........................     5,564    --     90,700    157,295    240   --      100   --
                                           ========  ====  =========  =========  =====  ===   ======  ===

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                              GVITGlTech       GVITlUtl          GVITGvtBd              GVITGrowth
                                           -----------------  ----------  -----------------------  --------------------
                                             2004      2003   2004  2003     2004         2003        2004      2003
                                           --------  -------  ----  ----  ----------  -----------  ---------  ---------
Investment activity:
   Net investment income (loss) .........  $     --     (313)  --    --      601,832      858,886     (3,870)    (2,589)
   Realized gain (loss) on investments ..    (1,081)    (987)  --     1     (375,497)   1,606,382    571,105    (97,310)
   Change in unrealized gain (loss)
      on investments ....................       808   58,518   --    --     (631,718)    (945,832)  (534,658)   423,541
   Reinvested capital gains .............        --       --   --    --      374,338       64,400         --         --
                                           --------  -------  ---   ---   ----------  -----------  ---------  ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ......      (273)  57,218   --     1      (31,045)   1,583,836     32,577    323,642
                                           --------  -------  ---   ---   ----------  -----------  ---------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........        --        2   --    --    1,368,874      795,305     36,090     86,501
   Transfers between funds ..............   (15,704)   9,008   --    97   (5,964,788) (16,033,587)   240,212  1,035,642
   Surrenders (note 6) ..................        --       --   --   (98)  (2,578,276) (20,807,459)  (404,040)   (52,314)
   Death benefits (note 4) ..............        --       --   --    --      (10,330)      (2,210)        --         --
   Net policy repayments (loans)
      (note 5) ..........................        --       --   --    --           --           --         --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................      (168)  (2,586)  --    --     (232,180)    (582,091)   (23,835)   (18,874)
                                           --------  -------  ---   ---   ----------  -----------  ---------  ---------
         Net equity transactions ........   (15,872)   6,424   --    (1)  (7,416,700) (36,630,042)  (151,573) 1,050,955
                                           --------  -------  ---   ---   ----------  -----------  ---------  ---------

Net change in contract owners' equity ...   (16,145)  63,642   --    --   (7,447,745) (35,046,206)  (118,996) 1,374,597
Contract owners' equity beginning
   of period ............................    16,145  208,222   --    --   21,841,028   76,599,775  2,730,574    731,914
                                           --------  -------  ---   ---   ----------  -----------  ---------  ---------
Contract owners' equity end of period ...  $     --  271,864   --    --   14,393,283   41,553,569  2,611,578  2,106,511
                                           ========  =======  ===   ===   ==========  ===========  =========  =========

CHANGES IN UNITS:
   Beginning units ......................     5,317  106,277   --    --    1,564,347    5,570,936    476,666    168,510
                                           --------  -------  ---   ---   ----------  -----------  ---------  ---------
   Units purchased ......................        --   29,514   --    11       96,616      752,321     43,424    300,209
   Units redeemed .......................    (5,317) (25,558)  --   (11)    (626,045)  (3,389,631)   (74,722)   (45,206)
                                           --------  -------  ---   ---   ----------  -----------  ---------  ---------
   Ending units .........................        --  110,233   --    --    1,034,918    2,933,626    445,368    423,513
                                           ========  =======  ===   ===   ==========  ===========  =========  =========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                              GVITIDAgg        GVITIDCon       GVITIDMod     GVITIDModAgg
                                           --------------  ----------------  -------------  -------------
                                             2004    2003    2004     2003    2004    2003   2004    2003
                                           -------  -----  -------  -------  ------  -----  ------  -----
Investment activity:
   Net investment income (loss) .........  $    --      8    2,764    3,282      --     12      --     10
   Realized gain (loss) on investments ..      491      2      250       25     329     (1)    435     (1)
   Change in unrealized gain (loss)
      on investments ....................     (437)   204   (1,734)   8,937    (290)   139    (388)   176
   Reinvested capital gains .............       --     --    1,326       --      --     --      --     --
                                           -------  -----  -------  -------  ------  -----  ------  -----
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ......       54    214    2,606   12,244      39    150      47    185
                                           -------  -----  -------  -------  ------  -----  ------  -----

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........       --     --       --       --      --     --      --     --
   Transfers between funds ..............   (1,776) 1,338   (1,700) 291,862  (1,744) 1,401  (1,762) 1,367
   Surrenders (note 6) ..................       --     --       --       --      --     --      --     --
   Death benefits (note 4) ..............       --     --       --       --      --     --      --     --
   Net policy repayments (loans)
      (note 5) ..........................       --     --       --       --      --     --      --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................       (6)   (15)  (2,378)  (1,346)     (9)   (18)     (4)   (16)
                                           -------  -----  -------  -------  ------  -----  ------  -----
         Net equity transactions ........   (1,782) 1,323   (4,078) 290,516  (1,753) 1,383  (1,766) 1,351
                                           -------  -----  -------  -------  ------  -----  ------  -----

Net change in contract owners' equity ...   (1,728) 1,537   (1,472) 302,760  (1,714) 1,533  (1,719) 1,536
Contract owners' equity beginning
   of period ............................    1,728     --  311,383       --   1,714     --   1,719     --
                                           -------  -----  -------  -------  ------  -----  ------  -----
Contract owners' equity end of period ...  $    --  1,537  309,911  302,760      --  1,533      --  1,536
                                           =======  =====  =======  =======  ======  =====  ======  =====

CHANGES IN UNITS:
   Beginning units ......................      158     --   28,851       --     157     --     157     --
                                           -------  -----  -------  -------  ------  -----  ------  -----
   Units purchased ......................       --    169       --   29,212      --    158      --    164
   Units redeemed .......................     (158)    (2)    (373)    (132)   (157)    (2)   (157)    (2)
                                           -------  -----  -------  -------  ------  -----  ------  -----
   Ending units .........................       --    167   28,478   29,080      --    156      --    162
                                           =======  =====  =======  =======  ======  =====  ======  =====

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                         GVITIDModCon         GVITJPBal          GVITSMdCpGr            GVITMyMkt
                                        --------------  --------------------  -----------------  -----------------------
                                          2004    2003     2004       2003      2004      2003       2004        2003
                                        -------  -----  ---------  ---------  --------  -------  -----------  ----------
Investment activity:
   Net investment income (loss) ......  $    --     15     22,726      5,257    (1,384)    (644)      46,916      94,893
   Realized gain (loss) on
      investments ....................      213      5     87,772    (99,082)   65,813   32,645           --          --
   Change in unrealized gain (loss)
      on investments .................     (183)    91    (64,105)   159,117  (105,083)  58,001           --          --
   Reinvested capital gains ..........       --     --         --         --        --       --           --          --
                                        -------  -----  ---------  ---------  --------  -------  -----------  ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ...       30    111     46,393     65,292   (40,654)  90,002       46,916      94,893
                                        -------  -----  ---------  ---------  --------  -------  -----------  ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .......       --     --     21,232    109,767     3,462    3,811           --        (550)
   Transfers between funds ...........   (1,722) 1,541    496,936   (606,456)  170,456  (35,865)  (2,445,148) (7,015,655)
   Surrenders (note 6) ...............       --    (98)  (321,130)  (116,612) (220,656) (27,449) (12,801,274)          2
   Death benefits (note 4) ...........       --     --         --         --        --       --           --    (252,523)
   Net policy repayments (loans)
      (note 5) .......................       --     --         --         --        --       --           --          --
   Redemptions to pay cost of
      insurance charges and
      administration charges (notes
      2b and 2c) .....................      (10)   (18)   (35,117)   (16,860)  (15,456) (10,099)    (225,605)   (329,100)
                                        -------  -----  ---------  ---------  --------  -------  -----------  ----------
         Net equity transactions .....   (1,732) 1,425    161,921   (630,161)  (62,194) (69,602) (15,472,027) (7,597,826)
                                        -------  -----  ---------  ---------  --------  -------  -----------  ----------

Net change in contract owners'
   equity ............................   (1,702) 1,536    208,314   (564,869) (102,848)  20,400  (15,425,111) (7,502,933)
Contract owners' equity beginning of
   period ............................    1,702     --  3,103,834  1,301,319   792,359  472,510   39,214,424  46,963,698
                                        -------  -----  ---------  ---------  --------  -------  -----------  ----------
Contract owners' equity end of
   period ............................  $    --  1,536  3,312,148    736,450   689,511  492,910   23,789,313  39,460,765
                                        =======  =====  =========  =========  ========  =======  ===========  ==========

CHANGES IN UNITS:
   Beginning units ...................      156     --    312,090    154,992    79,276   66,164    3,484,073   4,001,994
                                        -------  -----  ---------  ---------  --------  -------  -----------  ----------
   Units purchased ...................       --    163     52,508     34,326     9,955    9,837           --   1,072,484
   Units redeemed ....................     (156)   (12)   (36,528)  (108,630)  (24,415) (19,607)  (1,457,769) (1,718,113)
                                        -------  -----  ---------  ---------  --------  -------  -----------  ----------
   Ending units ......................       --    151    328,070     80,688    64,816   56,394    2,026,304   3,356,365
                                        =======  =====  =========  =========  ========  =======  ===========  ==========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                               GVITMyMkt5              GVITNWFund          GVITNStrVal          GVITSmCapGr
                                        -----------------------  ---------------------  -----------------  --------------------
                                            2004        2003        2004       2003       2004      2003      2004       2003
                                        -----------  ----------  ---------  ----------  --------  -------  ---------  ---------
Investment activity:
   Net investment income (loss) ......  $    88,810     151,537      7,112       8,868      (246)    (373)    (4,534)    (3,026)
   Realized gain (loss) on
      investments ....................           --          --     79,011    (423,407)  118,569  (18,107)    83,780    (47,948)
   Change in unrealized gain (loss)
      on investments .................           --          --    (32,631)    869,457   (89,666)  78,624     41,628    418,365
   Reinvested capital gains ..........           --          --         --          --        --       --         --         --
                                        -----------  ----------  ---------  ----------  --------  -------  ---------  ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ...       88,810     151,537     53,492     454,918    28,657   60,144    120,874    367,391
                                        -----------  ----------  ---------  ----------  --------  -------  ---------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .......      930,030   2,590,423     15,096      27,076        --      456     10,312     40,680
   Transfers between funds ...........   (2,712,164)  1,242,540    379,588  (1,089,084) (593,970)  (6,317)   485,802    404,959
   Surrenders (note 6) ...............   (2,733,474) (4,970,039)        --     (95,010)       --  (10,304)        --       (786)
   Death benefits (note 4) ...........           --          --         --          --        --       --         --         --
   Net policy repayments (loans)
      (note 5) .......................          (12)   (909,000)        --          --        --       --         --         --
   Redemptions to pay cost of
      insurance charges and
      administration charges (notes
      2b and 2c) .....................     (727,550)   (798,758)   (34,733)    (41,044)   (2,810)  (4,710)   (36,827)   (28,395)
                                        -----------  ----------  ---------  ----------  --------  -------  ---------  ---------
         Net equity transactions .....   (5,243,170) (2,844,834)   359,951  (1,198,062) (596,780) (20,875)   459,287    416,458
                                        -----------  ----------  ---------  ----------  --------  -------  ---------  ---------

Net change in contract owners'
   equity ............................   (5,154,360) (2,693,297)   413,443    (743,144) (568,123)  39,269    580,161    783,849
Contract owners' equity beginning of
   period ............................   57,030,803  54,237,018  2,146,285   5,508,990   568,123  416,213  3,244,411  2,220,069
                                        -----------  ----------  ---------  ----------  --------  -------  ---------  ---------
Contract owners' equity end of
   period ............................  $51,876,443  51,543,721  2,559,728   4,765,846        --  455,482  3,824,572  3,003,918
                                        ===========  ==========  =========  ==========  ========  =======  =========  =========

CHANGES IN UNITS:
   Beginning units ...................    5,667,692   5,414,758    221,051     722,741    60,495   61,483    239,174    219,283
                                        -----------  ----------  ---------  ----------  --------  -------  ---------  ---------
   Units purchased ...................      538,633   2,302,261     41,074      14,369        --   12,776     36,411     53,779
   Units redeemed ....................   (1,059,949) (2,586,052)    (3,519)   (179,273)  (60,495) (15,649)    (2,783)   (16,690)
                                        -----------  ----------  ---------  ----------  --------  -------  ---------  ---------
   Ending units ......................    5,146,376   5,130,967    258,606     557,837        --   58,610    272,802    256,372
                                        ===========  ==========  =========  ==========  ========  =======  =========  =========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                 GVITSmCapVal            GVITSmComp        GVITTGroFoc   GVITUSGro
                                           -----------------------  --------------------  ------------  -----------
                                               2004        2003        2004       2003     2004   2003   2004  2003
                                           -----------  ----------  ---------  ---------  ------  ----  -----  ----
Investment activity:
   Net investment income (loss) .........  $    (5,936)     (6,151)   (10,812)   (11,061)    --    --      --   --
   Realized gain (loss) on investments ..      626,896    (617,747)   681,569   (331,427)    51    --      56   --
   Change in unrealized gain (loss)
      on investments ....................     (457,856)  1,376,829   (260,587) 1,335,333    (36)   --    (102)  --
   Reinvested capital gains .............           --          --         --         --     --    --     172   --
                                           -----------  ----------  ---------  ---------   ----   ---   -----  ---
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ......      163,104     752,931    410,170    992,845     15    --     126   --
                                           -----------  ----------  ---------  ---------   ----   ---   -----  ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........      536,688     236,885    137,114    202,113     10    --      12   --
   Transfers between funds ..............    1,326,840    (567,896)  (642,250)   (72,564)  (416)   --   4,090   --
   Surrenders (note 6) ..................   (1,360,306)   (681,467)  (261,780)  (578,985)  (204)   --    (408)  --
   Death benefits (note 4) ..............       (7,720)         --     (3,250)        --     --    --      --   --
   Net policy repayments (loans)
      (note 5) ..........................           --          --         --         --     --    --      --   --
   Redemptions to pay cost of
      insurance charges and
      administration charges (notes
      2b and 2c) ........................      (40,476)    (68,753)  (123,051)  (135,943)    (4)   --       8   --
                                           -----------  ----------  ---------  ---------   ----   ---   -----  ---
         Net equity transactions ........      455,026  (1,081,231)  (893,217)  (585,379)  (614)   --   3,702   --
                                           -----------  ----------  ---------  ---------   ----   ---   -----  ---

Net change in contract owners' equity ...      618,130    (328,300)  (483,047)   407,466   (599)   --   3,828   --
Contract owners' equity beginning
   of period ............................    3,964,353   5,027,570  7,246,498  7,325,254    599    --   1,196   --
                                           -----------  ----------  ---------  ---------   ----   ---   -----  ---
Contract owners' equity end of period ...  $ 4,582,483   4,699,270  6,763,451  7,732,720     --    --   5,024   --
                                           ===========  ==========  =========  =========   ====   ===   =====  ===

CHANGES IN UNITS:
   Beginning units ......................      224,477     446,135    475,779    676,905    181    --      96   --
                                           -----------  ----------  ---------  ---------   ----   ---   -----  ---
   Units purchased ......................      117,093      86,642      8,669     99,390    423    --     330   --
   Units redeemed .......................      (90,942)   (183,032)   (68,176)  (155,445)  (604)   --     (32)  --
                                           -----------  ----------  ---------  ---------   ----   ---   -----  ---
   Ending units .........................      250,628     349,745    416,272    620,850     --    --     394   --
                                           ===========  ==========  =========  =========   ====   ===   =====  ===

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                               GVITVKMultiSec         GVITWLead          GSVITMidCap             JanBal
                                           ---------------------  ----------------  --------------------  --------------------
                                              2004        2003      2004     2003      2004       2003       2004       2003
                                           ----------  ---------  -------  -------  ---------  ---------  ---------  ---------
Investment activity:
   Net investment income (loss) .........  $   61,132     61,311     (108)     (85)    (4,730)    (2,296)     5,630      7,994
   Realized gain (loss) on investments ..     114,226     11,466    6,988   (1,353)   188,501       (319)     1,205        149
   Change in unrealized gain (loss)
      on investments ....................    (215,443)   101,055   (9,291)   7,302     49,336    100,351     11,046     51,361
   Reinvested capital gains .............          --         --       --       --         --         --         --         --
                                           ----------  ---------  -------  -------  ---------  ---------  ---------  ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ......     (40,085)   173,832   (2,411)   5,864    233,107     97,736     17,881     59,504
                                           ----------  ---------  -------  -------  ---------  ---------  ---------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........       4,138     53,463    8,402    6,438         --         34        142     75,553
   Transfers between funds ..............      30,196     13,934   45,954  (10,486)  (396,980) 1,432,574      1,046    290,691
   Surrenders (note 6) ..................     (46,886)   (42,457) (11,658)      --         --        (98)        --       (262)
   Death benefits (note 4) ..............          --         --       --       --         --         --         --         --
   Net policy repayments (loans)
      (note 5) ..........................          --         --       --       --         --         --         --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................     (23,435)   (28,229)    (995)  (1,143)   (19,167)   (14,360)   (10,133)   (10,048)
                                           ----------  ---------  -------  -------  ---------  ---------  ---------  ---------
         Net equity transactions ........     (35,987)    (3,289)  41,703   (5,191)  (416,147) 1,418,150     (8,945)   355,934
                                           ----------  ---------  -------  -------  ---------  ---------  ---------  ---------

Net change in contract owners' equity ...     (76,072)   170,543   39,292      673   (183,040) 1,515,886      8,936    415,438
Contract owners' equity beginning
   of period ............................   2,248,079  2,212,803   43,038   33,870  2,327,565         --  1,079,038    600,541
                                           ----------  ---------  -------  -------  ---------  ---------  ---------  ---------
Contract owners' equity end of period ...  $2,172,007  2,383,346   82,330   34,543  2,144,525  1,515,886  1,087,974  1,015,979
                                           ==========  =========  =======  =======  =========  =========  =========  =========

CHANGES IN UNITS:
   Beginning units ......................     169,327    187,462    4,724    5,059    184,248         --     94,753     59,831
                                           ----------  ---------  -------  -------  ---------  ---------  ---------  ---------
   Units purchased ......................         609     53,399    5,779    2,217      2,370    143,228        105     58,660
   Units redeemed .......................      (5,292)   (53,437)  (1,357)  (2,569)   (32,558)    (1,472)      (882)   (22,993)
                                           ----------  ---------  -------  -------  ---------  ---------  ---------  ---------
   Ending units .........................     164,644    187,424    9,146    4,707    154,060    141,756     93,976     95,498
                                           ==========  =========  =======  =======  =========  =========  =========  =========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                  JanCapAp            JanGlTech          JanIntGro          NBAMTFasc
                                           ---------------------  ----------------  -------------------  ----------------
                                              2004        2003      2004     2003     2004       2003      2004     2003
                                           ----------  ---------  -------  -------  --------  ---------  -------  -------
Investment activity:
   Net investment income (loss) .........  $   (1,742)      (205)    (916)  (1,036)    2,224      5,286     (202)    (122)
   Realized gain (loss) on investments ..     187,735   (359,722)  69,964  (47,131)   58,272   (132,560)   2,951      511
   Change in unrealized gain (loss)
      on investments ....................    (140,412)   351,950  (64,354) 183,065   (93,739)   162,130    6,529   (1,847)
   Reinvested capital gains .............          --         --       --       --        --         --       --       --
                                           ----------  ---------  -------  -------  --------  ---------  -------  -------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ......      45,581     (7,977)   4,694  134,898   (33,243)    34,856    9,278   (1,458)
                                           ----------  ---------  -------  -------  --------  ---------  -------  -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........        (152)     7,378   21,254   14,464    83,184     87,960       38      202
   Transfers between funds ..............    (686,150)  (859,957) (75,580) (19,720)   85,310   (244,840) (18,260) 618,357
   Surrenders (note 6) ..................    (103,454)   (28,038)  (4,118)  (6,847) (112,152)   (83,617)      --   (5,655)
   Death benefits (note 4) ..............          --         --       --       --        --         --       --       --
   Net policy repayments (loans)
      (note 5) ..........................          --         --       --       --        --         --       --       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................     (16,245)   (43,418)  (8,060)  (8,721)  (12,084)   (18,198)  (1,485)    (230)
                                           ----------  ---------  -------  -------  --------  ---------  -------  -------
         Net equity transactions ........    (806,001)  (924,035) (66,504) (20,824)   44,258   (258,695) (19,707) 612,674
                                           ----------  ---------  -------  -------  --------  ---------  -------  -------

Net change in contract owners' equity ...    (760,420)  (932,012) (61,810) 114,074    11,015   (223,839) (10,429) 611,216
Contract owners' equity beginning
   of period ............................   1,454,661  1,812,145  860,002  741,390   624,447  1,032,385  186,409       --
                                           ----------  ---------  -------  -------  --------  ---------  -------  -------
Contract owners' equity end of period ...  $  694,241    880,133  798,192  855,464   635,462    808,546  175,980  611,216
                                           ==========  =========  =======  =======  ========  =========  =======  =======

CHANGES IN UNITS:
   Beginning units ......................     225,914    337,673  243,320  306,909    99,920    221,735   14,850       --
                                           ----------  ---------  -------  -------  --------  ---------  -------  -------
   Units purchased ......................         152      2,540    6,004   62,069    22,493     32,397        4   57,136
   Units redeemed .......................    (124,114)  (189,185) (21,308) (69,356)  (20,039)   (90,434)  (1,558)    (595)
                                           ----------  ---------  -------  -------  --------  ---------  -------  -------
   Ending units .........................     101,952    151,028  228,016  299,622   102,374    163,698   13,296   56,541
                                           ==========  =========  =======  =======  ========  =========  =======  =======

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                NBAMTGro           NBAMTGuard          NBAMTLMat           NBAMTMCGr
                                           -----------------  --------------------  ----------------  --------------------
                                             2004      2003      2004      2003      2004     2003       2004       2003
                                           --------  -------  ---------  ---------  ------  --------  ---------  ---------
Investment activity:
   Net investment income (loss) .........  $   (654)    (340)    (1,760)    (1,771)     --      (471)    (9,320)    (1,788)
   Realized gain (loss) on investments ..    70,325    1,817     (4,750)   (73,276)     55     4,070    464,903   (209,364)
   Change in unrealized gain (loss)
      on investments ....................   (19,889)  37,681     86,205    295,422     (35)    3,205   (101,173)   368,145
   Reinvested capital gains .............        --       --         --         --      --        --         --         --
                                           --------  -------  ---------  ---------  ------  --------  ---------  ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ......    49,782   39,158     79,695    220,375      20     6,804    354,410    156,993
                                           --------  -------  ---------  ---------  ------  --------  ---------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........    33,010   32,675        186     53,424     386     4,357     23,186     50,797
   Transfers between funds ..............   (52,926)  12,985   (100,138)  (130,345)     --  (110,461)  (374,082)   598,632
   Surrenders (note 6) ..................    (6,784)      --         --     (7,868) (8,580)       --   (108,858)   (93,012)
   Death benefits (note 4) ..............        --       --         --       (423)     --        --         --         --
   Net policy repayments (loans)
      (note 5) ..........................        --       --         --         --      --        --         --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................   (12,969) (12,440)   (14,198)   (14,377)    (13)   (6,301)   (24,075)   (15,977)
                                           --------  -------  ---------  ---------  ------  --------  ---------  ---------
         Net equity transactions ........   (39,669)  33,220   (114,150)   (99,589) (8,207) (112,405)  (483,829)   540,440
                                           --------  -------  ---------  ---------  ------  --------  ---------  ---------

Net change in contract owners' equity ...    10,113   72,378    (34,455)   120,786  (8,187) (105,601)  (129,419)   697,433
Contract owners' equity beginning
   of period ............................   659,929  241,390  1,926,004  1,554,771   8,187   391,240  5,187,067  1,113,408
                                           --------  -------  ---------  ---------  ------  --------  ---------  ---------
Contract owners' equity end of period ...  $670,042  313,768  1,891,549  1,675,557      --   285,639  5,057,648  1,810,841
                                           ========  =======  =========  =========  ======  ========  =========  =========

CHANGES IN UNITS:
   Beginning units ......................    96,290   46,182    185,567    197,760     706    34,509    481,436    131,620
                                           --------  -------  ---------  ---------  ------  --------  ---------  ---------
   Units purchased ......................     4,773   14,626        280     75,613      34    15,274      4,263    107,705
   Units redeemed .......................    (9,993)  (8,278)   (10,969)   (86,879)   (740)  (25,062)   (48,329)   (48,205)
                                           --------  -------  ---------  ---------  ------  --------  ---------  ---------
   Ending units .........................    91,070   52,530    174,878    186,494      --    24,721    437,370    191,120
                                           ========  =======  =========  =========  ======  ========  =========  =========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                 NBAMTPart           OGMidCapGr       OGMidCapV          OppAggGro
                                           ---------------------  ----------------  -------------  ---------------------
                                              2004       2003       2004     2003     2004   2003     2004       2003
                                           ----------  ---------  -------  -------  -------  ----  ---------  ----------
Investment activity:
   Net investment income (loss) .........  $   (8,750)    (3,961)  (1,534)    (809)   2,734   --      (6,046)     (6,327)
   Realized gain (loss) on investments ..      23,402    (67,834)  53,123      597   19,360   --     (57,969)   (653,214)
   Change in unrealized gain (loss)
      on investments ....................     320,589    563,805  (12,161)  49,144   22,513   --     669,117   1,384,441
   Reinvested capital gains .............          --         --       --       --       --   --          --          --
                                           ----------  ---------  -------  -------  -------  ---   ---------  ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ......     335,241    492,010   39,428   48,932   44,607   --     605,102     724,900
                                           ----------  ---------  -------  -------  -------  ---   ---------  ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........      40,764     52,072       --       --       --   --      45,388     188,791
   Transfers between funds ..............   2,534,020    (23,346) (83,246) 482,290  573,246   --      49,268    (921,667)
   Surrenders (note 6) ..................    (129,280)   (50,757)      --       --       --   --     (52,564)   (309,189)
   Death benefits (note 4) ..............      (4,224)        --       --       --       --   --          --     (11,861)
   Net policy repayments (loans)
      (note 5) ..........................          --         --       --       --       --   --          --          --
   Redemptions to pay cost of insurance
      charges and administration
      charges (notes 2b and 2c) .........     (62,968)   (34,632)  (6,008)  (5,041)  (4,575)  --     (54,858)    (59,359)
                                           ----------  ---------  -------  -------  -------  ---   ---------  ----------
         Net equity transactions ........   2,378,312    (56,663) (89,254) 477,249  568,671   --     (12,766) (1,113,285)
                                           ----------  ---------  -------  -------  -------  ---   ---------  ----------

Net change in contract owners' equity ...   2,713,553    435,347  (49,826) 526,181  613,278   --     592,336    (388,385)
Contract owners' equity beginning
   of period ............................   5,508,303  2,790,975  699,915       --       --   --   6,153,752   6,024,983
                                           ----------  ---------  -------  -------  -------  ---   ---------  ----------
Contract owners' equity end of period ...  $8,221,856  3,226,322  650,089  526,181  613,278   --   6,746,088   5,636,598
                                           ==========  =========  =======  =======  =======  ===   =========  ==========

CHANGES IN UNITS:
   Beginning units ......................     554,316    378,874   54,174       --       --   --     650,400     796,603
                                           ----------  ---------  -------  -------  -------  ---   ---------  ----------
   Units purchased ......................     251,034     17,326    6,081   46,973   45,450   --      10,309     297,487
   Units redeemed .......................     (19,334)   (23,717) (12,515)    (492)    (342)  --     (12,505)   (436,635)
                                           ----------  ---------  -------  -------  -------  ---   ---------  ----------
   Ending units .........................     786,016    372,483   47,740   46,481   45,108   --     648,204     657,455
                                           ==========  =========  =======  =======  =======  ===   =========  ==========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                  OppBdFd               OppCapAp              OppGlSec            OppMSFund
                                           ---------------------  --------------------  --------------------  -----------------
                                              2004        2003       2004       2003       2004       2003      2004     2003
                                           ----------  ---------  ---------  ---------  ---------  ---------  -------  --------
Investment activity:
   Net investment income (loss) .........  $   66,620     68,610     17,614     24,952     27,220     10,458    2,638     1,696
   Realized gain (loss) on investments ..       2,756      4,347   (181,565)  (674,359)   424,961     81,068   30,785   (54,803)
   Change in unrealized gain (loss)
      on investments ....................     (79,576)   (10,869)   355,470  1,642,012   (384,257)   222,814  (27,304)   63,553
   Reinvested capital gains .............          --         --         --         --         --         --       --        --
                                           ----------  ---------  ---------  ---------  ---------  ---------  -------  --------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ......     (10,200)    62,088    191,519    992,605     67,924    314,340    6,119    10,446
                                           ----------  ---------  ---------  ---------  ---------  ---------  -------  --------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........          --         --     77,360    108,721      1,396      7,910    1,200     8,376
   Transfers between funds ..............     497,224      8,629   (639,124)  (146,467)   346,082    347,871   66,530   (42,740)
   Surrenders (note 6) ..................     (90,274)        --    (95,384)  (336,678)    (5,524)   (53,776) (23,522) (121,431)
   Death benefits (note 4) ..............          --         --     (4,088)    (5,012)        --         --       --        --
   Net policy repayments (loans)
      (note 5) ..........................          --         --         --         --         --         --       --        --
   Redemptions to pay cost of insurance
      charges and administration
      charges (notes 2b and 2c) .........     (22,085)   (23,819)   (80,597)  (104,855)    (8,233)    (7,414)  (4,079)   (4,109)
                                           ----------  ---------  ---------  ---------  ---------  ---------  -------  --------
         Net equity transactions ........     384,865    (15,190)  (741,833)  (484,291)   333,721    294,591   40,129  (159,904)
                                           ----------  ---------  ---------  ---------  ---------  ---------  -------  --------

Net change in contract owners' equity ...     374,665     46,898   (550,314)   508,314    401,645    608,931   46,248  (149,458)
Contract owners' equity beginning
   of period ............................     945,350  1,156,951  8,913,900  8,946,612  1,639,317    555,149  307,559   361,998
                                           ----------  ---------  ---------  ---------  ---------  ---------  -------  --------
Contract owners' equity end of period ...  $1,320,015  1,203,849  8,363,586  9,454,926  2,040,962  1,164,080  353,807   212,540
                                           ==========  =========  =========  =========  =========  =========  =======  ========

CHANGES IN UNITS:
   Beginning units ......................      76,473     99,772    747,984    972,587    176,907     85,244   33,917    50,679
                                           ----------  ---------  ---------  ---------  ---------  ---------  -------  --------
   Units purchased ......................      38,866     32,263      6,166    194,754     38,097     99,789    7,151    17,875
   Units redeemed .......................      (9,095)   (33,304)   (65,742)  (251,136)    (1,474)   (24,628)  (2,988)  (41,569)
                                           ----------  ---------  ---------  ---------  ---------  ---------  -------  --------
   Ending units .........................     106,244     98,731    688,408    916,205    213,530    160,405   38,080    26,985
                                           ==========  =========  =========  =========  =========  =========  =======  ========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                OppMultStr            PIMLowDur            PIMRealRet             PIMTotRet
                                           -------------------  ---------------------  ------------------  ----------------------
                                              2004       2003      2004        2003      2004      2003       2004        2003
                                           ----------  -------  ----------  ---------  -------  ---------  ----------  ----------
Investment activity:
   Net investment income (loss) .........  $   13,272   12,130      76,342     30,431    1,184     16,909     125,814     114,195
   Realized gain (loss) on investments ..      96,757     (423)      1,960        224   20,795      1,744      96,700      32,654
   Change in unrealized gain (loss)
      on investments ....................    (133,223)  34,663     (21,853)    37,283    3,285     33,765    (118,483)    148,099
   Reinvested capital gains .............          --       --          --         --       --         --          --          --
                                           ----------  -------  ----------  ---------  -------  ---------  ----------  ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ......     (23,194)  46,370      56,449     67,938   25,264     52,418     104,031     294,948
                                           ----------  -------  ----------  ---------  -------  ---------  ----------  ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........          --       --          --    220,658    2,234        431         264          89
   Transfers between funds ..............     625,222   (8,152) (9,031,466)    35,301  (53,884) 1,153,198   2,069,698  18,402,698
   Surrenders (note 6) ..................          --       --          --         --       --    (19,422)         --        (587)
   Death benefits (note 4) ..............          --       --          --         --       --         --          --          --
   Net policy repayments (loans)
      (note 5)...........................          --       --          --         --       --         --          --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................     (18,265)  (6,938)   (192,643)   (38,944)  (7,450)    (8,965)    (52,299)    (30,013)
                                           ----------  -------  ----------  ---------  -------  ---------  ----------  ----------
         Net equity transactions ........     606,957  (15,090) (9,224,109)   217,015  (59,100) 1,125,242   2,017,663  18,372,187
                                           ----------  -------  ----------  ---------  -------  ---------  ----------  ----------

Net change in contract owners' equity ...     583,763   31,280  (9,167,660)   284,953  (33,836) 1,177,660   2,121,694  18,667,135
Contract owners' equity beginning
   of period ............................     711,930  438,057  25,708,398  2,915,688  922,728         --  17,950,885          --
                                           ----------  -------  ----------  ---------  -------  ---------  ----------  ----------
Contract owners' equity end of period ...  $1,295,693  469,337  16,540,738  3,200,641  888,892  1,177,660  20,072,579  18,667,135
                                           ==========  =======  ==========  =========  =======  =========  ==========  ==========

CHANGES IN UNITS:
   Beginning units ......................      62,221   47,775   2,471,858    286,221   82,090         --   1,661,391          --
                                           ----------  -------  ----------  ---------  -------  ---------  ----------  ----------
   Units purchased ......................      51,242   18,011       5,805     75,355   37,717    110,515     233,238   1,858,481
   Units redeemed .......................      (1,585) (19,824)   (891,527)   (54,458) (42,489)    (3,895)    (40,565)   (125,286)
                                           ----------  -------  ----------  ---------  -------  ---------  ----------  ----------
   Ending units .........................     111,878   45,962   1,586,136    307,118   77,318    106,620   1,854,064   1,733,195
                                           ==========  =======  ==========  =========  =======  =========  ==========  ==========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                 PionHY             RCFMicroCap              StOpp2           StIntStk2
                                           ------------------  --------------------  ---------------------  ------------
                                              2004      2003      2004       2003       2004        2003    2004   2003
                                           ---------  -------  ---------  ---------  ----------  ---------  ----  ------
Investment activity:
   Net investment income (loss) .........  $  10,396   28,754     (3,906)    (1,537)    (20,786)   (11,077)  --       68
   Realized gain (loss) on investments ..     19,962  123,829    371,321      1,139     252,072   (576,723)  --      (53)
   Change in unrealized gain (loss)
      on investments ....................    (23,063)   5,290   (180,600)   210,810     710,555  1,935,141   --     (192)
   Reinvested capital gains .............         --       --         --         --          --         --   --       --
                                           ---------  -------  ---------  ---------  ----------  ---------   ---  ------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ......      7,295  157,873    186,815    210,412     941,841  1,347,341   --     (177)
                                           ---------  -------  ---------  ---------  ----------  ---------   ---  ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........        (36)      73      2,326     69,225      41,088     28,842   --        4
   Transfers between funds ..............   (252,678) (24,671)  (223,324)   197,725   2,122,772  2,355,841   --   (4,034)
   Surrenders (note 6) ..................    (24,856)    (197)        --     (2,606)    (19,326)   (74,244)  --       --
   Death benefits (note 4) ..............         --       --         --         --      (6,582)        --   --       --
   Net policy repayments (loans)
      (note 5) ..........................         --       --         --         --          (2)        --   --       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................     (3,542) (12,313)   (30,544)   (14,290)    (63,056)   (64,738)  --      (21)
                                           ---------  -------  ---------  ---------  ----------  ---------   ---  ------
         Net equity transactions ........   (281,112) (37,108)  (251,542)   250,054   2,074,894  2,245,701   --   (4,051)
                                           ---------  -------  ---------  ---------  ----------  ---------   ---  ------
Net change in contract owners' equity ...   (273,817) 120,765    (64,727)   460,466   3,016,735  3,593,042   --   (4,228)
Contract owners' equity beginning
   of period ............................    542,136       --  2,900,198    890,169  10,041,575  4,790,913   --    4,228
                                           ---------  -------  ---------  ---------  ----------  ---------   ---  ------
Contract owners' equity end of period ...  $ 268,319  120,765  2,835,471  1,350,635  13,058,310  8,383,955   --       --
                                           =========  =======  =========  =========  ==========  =========   ===  ======

CHANGES IN UNITS:
   Beginning units ......................     39,501       --    192,842     88,080   1,067,462    693,897   --      779
                                           ---------  -------  ---------  ---------  ----------  ---------   ---  ------
   Units purchased ......................      8,326   23,360     37,772     86,072     222,442    400,223   --        2
   Units redeemed .......................    (28,305) (13,731)   (52,266)   (59,788)    (11,378)   (45,971)  --     (781)
                                           ---------  -------  ---------  ---------  ----------  ---------   ---  ------
   Ending units .........................     19,522    9,629    178,348    114,364   1,278,526  1,048,149   --       --
                                           =========  =======  =========  =========  ==========  =========   ===  ======

                                                                    (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                StDisc2             TRPEI2              TRowMidCap2      TRPNewAmGr
                                           ----------------  --------------------  --------------------  ----------
                                             2004     2003      2004       2003       2004       2003    2004  2003
                                           --------  ------  ---------  ---------  ---------  ---------  ----  ----
Investment activity:
   Net investment income (loss) .........  $   (662)   (109)     8,176      6,211     (3,046)    (1,986)   --    --
   Realized gain (loss) on investments ..    29,018     109    139,529     (1,426)     9,624        386    --    --
   Change in unrealized gain (loss)
      on investments ....................   (22,260) 10,863    (73,114)    82,441    166,220    283,421     3    --
   Reinvested capital gains .............        --      --     11,790         --         --         --    --    --
                                           --------  ------  ---------  ---------  ---------  ---------   ---   ---
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ......     6,096  10,863     86,381     87,226    172,798    281,821     3    --
                                           --------  ------  ---------  ---------  ---------  ---------   ---   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........        --      --        870     38,438        900     50,317    --    --
   Transfers between funds ..............   485,584  33,436     39,500    883,865     67,490     39,838   300    --
   Surrenders (note 6) ..................        --      --   (124,020)    (3,718)      (816)   (20,937)   --    --
   Death benefits (note 4) ..............        --      --         --         --         --         --    --    --
   Net policy repayments (loans)
      (note 5) ..........................        --      --         --         --         --         --    --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................    (6,846) (1,324)   (19,964)   (14,017)   (23,515)   (20,119)    4    --
                                           --------  ------  ---------  ---------  ---------  ---------   ---   ---
         Net equity transactions ........   478,738  32,112   (103,614)   904,568     44,059     49,099   304    --
                                           --------  ------  ---------  ---------  ---------  ---------   ---   ---

Net change in contract owners' equity ...   484,834  42,975    (17,233)   991,794    216,857    330,920   307    --
Contract owners' equity beginning
   of period ............................   223,548  56,537  2,210,301    355,353  2,318,560  1,497,654    --    --
                                           --------  ------  ---------  ---------  ---------  ---------   ---   ---
Contract owners' equity end of period ...  $708,382  99,512  2,193,068  1,347,147  2,535,417  1,828,574   307    --
                                           ========  ======  =========  =========  =========  =========   ===   ===

CHANGES IN UNITS:
   Beginning units ......................    16,721   5,771    175,121     35,117    164,235    146,130    --    --
                                           --------  ------  ---------  ---------  ---------  ---------   ---   ---
   Units purchased ......................    34,048   6,027     22,974    108,911      4,612     10,835    30    --
   Units redeemed .......................      (497) (2,634)   (31,315)   (22,186)    (1,673)    (5,621)   --    --
                                           --------  ------  ---------  ---------  ---------  ---------   ---   ---
   Ending units .........................    50,272   9,164    166,780    121,842    167,174    151,344    30    --
                                           ========  ======  =========  =========  =========  =========   ===   ===

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                               VEWrldBd         VEWrldEMkt         VEWrldHAs            VKEmMkt
                                           ---------------  -----------------  ------------------  -----------------
                                             2004    2003     2004      2003     2004      2003      2004      2003
                                           -------  ------  --------  -------  --------  --------  --------  -------
Investment activity:
   Net investment income (loss) .........  $    --     486     3,624     (127)    1,336       686      (296)    (773)
   Realized gain (loss) on investments ..    1,681   2,534   110,816   (3,024)   56,502    (1,201)   49,104    4,496
   Change in unrealized gain (loss)
      on investments ....................   (1,248)    328  (131,337)  38,574   (59,743)      868   (55,772)  78,786
   Reinvested capital gains .............       --      --        --       --        --        --        --       --
                                           -------  ------  --------  -------  --------  --------  --------  -------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ......      433   3,348   (16,897)  35,423    (1,905)      353    (6,964)  82,509
                                           -------  ------  --------  -------  --------  --------  --------  -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........      772   6,945   341,540   72,729    62,374    69,856    57,766   59,901
   Transfers between funds ..............       --   4,989    36,462   (1,716) (316,384)  (43,841) (225,780) 244,599
   Surrenders (note 6) ..................  (18,966)     --   (66,522) (54,535)  (19,964) (185,920)  (19,478) (27,843)
   Death benefits (note 4) ..............       --      --        --       --        --        --        --       --
   Net policy repayments (loans)
      (note 5) ..........................       --      --        --       --        --        --        --       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................      (33)   (587)   (5,362)  (3,890)   (2,414)   (4,482)   (3,699)  (7,406)
                                           -------  ------  --------  -------  --------  --------  --------  -------
         Net equity transactions ........  (18,227) 11,347   306,118   12,588  (276,388) (164,387) (191,191) 269,251
                                           -------  ------  --------  -------  --------  --------  --------  -------

Net change in contract owners' equity ...  (17,794) 14,695   289,221   48,011  (278,293) (164,034) (198,155) 351,760
Contract owners' equity beginning
   of period ............................   17,794  27,978   291,488  274,924   353,097   206,801   384,441  302,781
                                           -------  ------  --------  -------  --------  --------  --------  -------
Contract owners' equity end of period ...  $    --  42,673   580,709  322,935    74,804    42,767   186,286  654,541
                                           =======  ======  ========  =======  ========  ========  ========  =======

CHANGES IN UNITS:
   Beginning units ......................    1,328   2,464    27,273   39,671    30,681    26,033    25,946   26,187
                                           -------  ------  --------  -------  --------  --------  --------  -------
   Units purchased ......................       58   1,969    34,970   24,859     5,400    11,685     3,803   31,868
   Units redeemed .......................   (1,386) (1,027)   (8,407) (22,271)  (29,755)  (32,644)  (16,745)  (9,950)
                                           -------  ------  --------  -------  --------  --------  --------  -------
   Ending units .........................       --   3,406    53,836   42,259     6,326     5,074    13,004   48,105
                                           =======  ======  ========  =======  ========  ========  ========  =======

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                  VKMidCapG           VKUSRealEst
                                            -------------------   ---------------------
                                              2004       2003        2004        2003
                                            --------   --------   ---------   ---------
Investment activity:
   Net investment income (loss) .........   $    (54)      (124)     (3,460)     (2,644)
   Realized gain (loss) on investments ..     16,088      6,550     383,210    (104,562)
   Change in unrealized gain (loss)
      on investments ....................     (9,317)    19,363    (163,332)    305,478
   Reinvested capital gains .............         --         --          --          --
                                            --------   --------   ---------   ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ......      6,717     25,789     216,418     198,272
                                            --------   --------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........         --        123     116,034     115,616
   Transfers between funds ..............    (35,600)  (403,958)   (211,740)   (263,606)
   Surrenders (note 6) ..................         --     (1,644)   (140,772)   (314,508)
   Death benefits (note 4) ..............         --         --          --          --
   Net policy repayments (loans)
      (note 5) ..........................         --         --          --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................       (959)    (1,403)    (37,940)    (30,542)
                                            --------   --------   ---------   ---------
         Net equity transactions ........    (36,559)  (406,882)   (274,418)   (493,040)
                                            --------   --------   ---------   ---------

Net change in contract owners' equity ...    (29,842)  (381,093)    (58,000)   (294,768)
Contract owners' equity beginning
   of period ............................    107,046    432,303   2,671,768   2,102,229
                                            --------   --------   ---------   ---------
Contract owners' equity end of period ...   $ 77,204     51,210   2,613,768   1,807,461
                                            ========   ========   =========   =========

CHANGES IN UNITS:
   Beginning units ......................     18,022    103,307     172,021     180,996
                                            --------   --------   ---------   ---------
   Units purchased ......................      2,620      3,448      14,128      70,120
   Units redeemed .......................     (8,616)   (96,463)    (28,795)   (112,181)
                                            --------   --------   ---------   ---------
   Ending units .........................     12,026     10,292     157,354     138,935
                                            ========   ========   =========   =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        NATIONWIDE VL SEPARATE ACCOUNT-C

                         NOTES TO FINANCIAL STATEMENTS

                             June 30, 2004 and 2003
                                  (UNAUDITED)

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VL Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of Gartmore GVIT Small Cap Growth Fund - Class II for which the Account was credited with 100,000 units of Gartmore GVIT Small Cap Growth Fund - Class II. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

          The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through wholesalers and brokers.

     (b)  The Contracts

          Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following:

               Funds of the AIM Variable Insurance Fund (AIM VIF);
                  AIM VIF - Basic Value Fund - Series I Shares (AIMBValue)
                  AIM VIF - Capital Development Fund - Series I Shares
                     (AIMCapDev)*
                  AIM VIF - International Growth Fund - Series I Shares
                     (AIMIntGr)*
               Portfolios of Alliance Variable Product Series Funds, Inc (Alliance VPSF);
                  Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A (AlGrIncA)
               Portfolios of the American Century Variable Portfolios,
               Inc. (American Century VP);
                  American Century VP - Balanced Fund - Class I (ACVPBal) American Century VP - Capital Appreciation Fund - Class I
                     (ACVPCapAp)
                  American Century VP - Income & Growth Fund - Class I
                     (ACVPIncGr)
                  American Century VP - International Fund - Class I (ACVPInt) American Century VP - Ultra(R) Fund - Class I (ACVPUltra) American Century VP - Value Fund - Class I (ACVPVal)
               Portfolios of Bank One One Group(R) Investment Trust (One Group(R) IT);
                  One Group(R) IT - Mid Cap Growth Portfolio (OGMidCapGr)
                  One Group(R) IT - Mid Cap Value Portfolio (OGMidCapV)
               Portfolios of Baron Capital Asset Trust Insurance Series;
                  Baron Capital Funds Trust - Baron Capital Asset Fund:
                  Insurance Shares (BCFTCpAsset)
               Portfolios of the Calvert Series (CVS) Inc;
                  Calvert Social Equity Portfolio (CVSSEP)*
               Portfolios of the Credit Suisse Trust;
                  Credit Suisse Trust - Global Post-Venture Capital Portfolio
                     (CSGPVen)
                  Credit Suisse Trust - International Focus Portfolio (CSIntFoc) Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV) Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
               Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - European Equity Portfolio (DryEuroEq)*
                  Dreyfus IP - Mid Cap Stock Portfolio - Service Shares
                     (DryMidCapStS)*
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                     (DrySmCapIxS)

                                                                     (Continued)

   NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares
                     (DryVIFApp)
                  Dreyfus VIF - Growth and Income Portfolio - Initial Shares
                     (DryVIFGrInc)
                  Dreyfus VIF - International Value Portfolio - Initial Shares
                     (DryVIFIntVal)
               Funds of Dreyfus, Inc.;
                  Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro) Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
               Portfolios of Federated Insurance Series (Federated IS);
                  Federated IS - Quality Bond Fund II - Primary Shares
                     (FedQualBd)
               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
                     (FidVIPEI)
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class
                     (FidVIPEIS)
                  Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr) Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity(R) VIP - High Income Portfolio - Initial Class
                     (FidVIPHI)
                  Fidelity(R) VIP - High Income Portfolio - Service Class
                     (FidVIPHIS)
                  Fidelity(R) VIP - Overseas Portfolio - Initial Class
                     (FidVIPOv)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class
                     (FidVIPOvS)
               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
                     (FidVIPAM)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
                     (FidVIPCon)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
                     (FidVIPConS)
               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial
                     Class (FidVIPGrOp)*
                  Fidelity(R) VIP III - Growth Opportunities Portfolio - Service
                     Class (FidVIPGrOpS)
                  Fidelity(R) VIP III - Value Strategies Portfolio - Service
                     Class (FidVIPValS)
               Funds of the Franklin Templeton Variable Insurance Products Trust
                  (Franklin Templeton VIP);
                  Franklin Templeton VIP - Templeton Foreign Securities Fund -
                     Class 2 (FrVIPForSec2)
               Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT);
                  Gartmore GVIT Comstock Value Fund - Class I (GVITCVal) Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
                     (GVITDMidCapI)
                  Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Federated High Income Bond Fund - Class I
                     (GVITFHiInc)
                  Gartmore GVIT Global Financial Services Fund - Class I
                     (GVITGlFin1)
                  Gartmore GVIT Global Health Sciences Fund - Class I
                     (GVITGlHlth)
                  Gartmore GVIT Global Technology and Communications Fund -
                     Class I (GVITGlTech)*
                  Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)* Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                  Gartmore GVIT ID Aggressive Fund (GVITIDAgg)*
                  Gartmore GVIT ID Conservative Fund (GVITIDCon)
                  Gartmore GVIT ID Moderate Fund (GVITIDMod)*
                  Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)* Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)* Gartmore GVIT International Growth Fund - Class I
                     (GVITIntGro)*
                  Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal) Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                  Gartmore GVIT Money Market Fund: Class V (GVITMyMkt5)
                  Gartmore GVIT Nationwide(R) Fund: Class I (GVITNWFund) Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)* Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
                     (GVITNStrVal)*
                  Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Turner Growth Focus Fund - Class I
                     (GVITTGroFoc)*

        NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS)

                  Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro) Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
                     (GVITVKMultiSec)
                  Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
               Portfolios of Goldman Sachs Asset Management Funds (Goldman Sachs
                  VIT);
                  Goldman Sachs VIT - Mid Cap Value Fund (GSVITMidCap)
               Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Balanced Portfolio - Service Shares (JanBal)
                  Janus AS - Capital Appreciation Portfolio - Service Shares
                     (JanCapAp)
                  Janus AS - Global Technology Portfolio - Service Shares
                     (JanGlTech)
                  Janus AS - International Growth Portfolio - Service Shares
                     (JanIntGro)
               Portfolios of the Neuberger Berman Advisers Management Trust
                  (Neuberger Berman AMT);
                  Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
                     (NBAMTFasc)
                  Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
                  Neuberger Berman AMT - Guardian Portfolio - I Class Shares
                     (NBAMTGuard)
                  Neuberger Berman AMT - Limited Maturity Bond Portfolio
                     (NBAMTLMat)*
                  Neuberger Berman AMT - Mid Cap Growth Portfolio (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
               Funds of the Oppenheimer Variable Account Funds (Oppenheimer VA);
                  Oppenheimer VA Aggressive Growth Fund - Initial Class
                     (OppAggGro)
                  Oppenheimer VA Bond Fund - Initial Class (OppBdFd)
                  Oppenheimer VA Capital Appreciation Fund - Initial Class
                     (OppCapAp)
                  Oppenheimer VA Global Securities Fund - Initial Class
                     (OppGlSec)
                  Oppenheimer VA Main Street(R) Fund - Initial Class (OppMSFund) Oppenheimer VA Multiple Strategies Fund - Initial Class
                     (OppMultStr)
               Portfolios of PIMCO Variable Insurance Trust (PIMCO VIT);
                  PIMCO VIT - All Asset Portfolio - Administrative Shares
                     (PIMAAP)*
                  PIMCO VIT - Low Duration Portfolio - Administrative Shares
                     (PIMLowDur)
                  PIMCO VIT - Real Return Portfolio - Administrative Shares
                     (PIMRealRet)
                  PIMCO VIT - Total Return Portfolio - Administrative Shares
                     (PIMTotRet)
               Portfolio of Pioneer Variable Contracts Trust Funds
                  (Pioneer VCT);
                  Pioneer High Yield VCT Portfolio - Class I Shares (PionHY)
               Portfolios of Royce Capital Funds;
                  Royce Capital Fund - Royce Micro-Cap Portfolio (RCFMicroCap)
               Funds of the Strong Variable Insurance Funds, Inc (Strong VIF);
                  Strong VIF - Strong Discovery Fund II (StDisc2)
                  Strong VIF - Strong International Stock Fund II (StIntStk2)* Strong Variable Insurance Funds, Inc.;
                  Strong Opportunity Fund II, Inc.(StOpp2)
               Portfolios of T. Rowe Price Funds, Inc.;
                  T. Rowe Price Equity Income Fund, Inc. (TRPEqInc)*
                  T. Rowe Price Equity Income Portfolio II (TRPEI2)
                  T. Rowe Price Mid Cap Growth Fund II (TRowMidCap2)
                  T. Rowe Price MidCap Growth Fund (TRPMidCapGr)*
                  T. Rowe Price New America Growth Portfolio (TRPNewAmGr)
               Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                  Van Eck WIT - Worldwide Bond Fund (VEWrldBd)*
                  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
                  Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
               Funds of Van Kampen Universal Institutional Funds, Inc.(Van
                  Kampen UIF);
                  Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
                     (VKEmMkt)
                  Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
                  Van Kampen UIF - U.S. Real Estate Portfolio - Class A
                     (VKUSRealEst)

          At June 30, 2004, contract owners have invested in all of the above funds except for those indicated with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3).

                                                                     (Continued)

   NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Con-sequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2004. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Policy Charges

     (a)  Deductions from Premium

          The Company deducts a charge not to exceed 9.0% (reduced to 5.5% starting in the seventh policy year) on all premiums received to cover the payment of premium taxes. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          The Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses and it is assessed against each contract by liquidating units. Currently, this charge is $5.00 per month in all policy years (not to exceed $10.00 per month).

        NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS)

(3)  Asset Charges

     For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations. This charge is guaranteed not to exceed an annual rate of 0.75%.Currently, this rate is 0.40% during the first through fourth policy years, 0.25% during the fifth through twentieth policy years, and 0.10% thereafter. For the reduced fee tier, the current rate for corporate flexible premium contracts is either 0.10%, 0.20% or 0.25% for all policy years. These charges are assessed through the daily unit value calculation.

     The Company may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to the Company. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by the Company.

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's non-loaned cash value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary, or when the loan is repaid or a new loan is effective.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company through fixed to variable or variable to fixed transactions (exchanges) or through loan transactions. The fixed account assets are not reflected in the accompanying financial statements.

     The Account portion of contract owner loans is transferred to the fixed account for administration and collection. Loan repayments are transferred from the fixed account to the Account and are allocated to the sub accounts at the discretion of the contract owner. Loans and loan repayments are included in net policy repayments (loans) on the accompanying Statements of Changes in Contract Owners' Equity.

     Exchanges are initiated, under certain restrictions, at the discretion of the contract owner. The contract owner may transfer assets between a fixed dollar contract of the Company and the sub accounts of the Account. Exchanges from the Account to the fixed account are included in surrenders, and exchanges to the Account from the fixed account are included in purchase payments received from contract owners, as applicable on the accompanying Statements of Changes in Contract Owners' Equity.

     For the periods ended June 30, 2004 and 2003, total loan repayments and exchanges to the Account from the fixed account were $1,384,477 and $257,430, respectively, and total loans and exchanges from the Account to the fixed account were $204 and $17,567,542, respectively.

                                                                     (Continued)

   NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the six-month period indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended June 30, 2004.

                             Contract                                             Investment
                              Expense                  Unit         Contract        Income       Total
                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                             --------   ---------   ----------   --------------   ----------   ---------
     Initial Funding by Depositor (see note 1a)

        Gartmore GVIT Small Cap Growth Fund - Class I
           2001 ..........     0.00%      100,000   $16.318510     $ 1,631,851       0.00%      -5.05%
           2000 ..........     0.00%      100,000    21.463633       2,146,363       0.00%       4.97%

     The BEST of AMERICA(R) America's FUTURE Life Series(SM)
        Reduced Fee Tier - (0.10%)
        American Century VP - Income & Growth Fund - Class I
           2004 ..........     0.10%      414,390    10.268590       4,255,201       1.43%       4.76%
           2003 ..........     0.10%      419,275     8.493460       3,561,095       1.41%      11.97%
           2002 ..........     0.10%      409,339     8.442333       3,455,776       0.83%      -0.10%
           2001 ..........     0.10%      237,289     9.888619       2,346,461       0.70%      -3.86%
           2000 ..........     0.10%      290,354    11.101352       3,223,322       0.49%      -3.62%

        American Century VP - International Fund - Class I
           2004 ..........     0.10%       98,608     9.509030         937,666       0.53%       2.21%
           2003 ..........     0.10%       99,799     7.846190         783,042       0.70%       4.90%
           2002 ..........     0.10%       97,378     8.977297         874,191       0.70%      -0.05%
           2001 ..........     0.10%       88,927    10.606504         943,205       0.08%     -20.19%
           2000 ..........     0.10%       61,417    15.024102         922,735       0.10%      -6.06%

        Dreyfus Stock Index Fund, Inc.- Initial Shares
           2004 ..........     0.10%      655,722     9.334225       6,120,657       0.63%       3.28%
           2003 ..........     0.10%      664,057     7.864072       5,222,192       0.75%      11.58%
           2002 ..........     0.10%      618,530     7.872437       4,869,338       0.58%      -0.13%
           2001 ..........     0.10%      290,238     9.644728       2,799,267       0.49%      -6.88%
           2000 ..........     0.10%      325,655    11.359939       3,699,421       0.49%      -0.60%

        Fidelity(R) VIP - Equity-Income Portfolio - Service Class
           2004 ..........     0.10%       19,644    11.882726         233,424       1.40%       3.36%
           2003 ..........     0.10%       19,868     9.775527         194,220       1.50%      10.61%
           2002 ..........     0.10%       20,350     9.995107         203,400       1.39%      -0.06%

        Fidelity(R) VIP - Growth Portfolio - Service Class
           2004 ..........     0.10%    1,013,550     8.593252       8,709,691       0.16%       1.37%
           2003 ..........     0.10%    1,026,125     7.244508       7,433,771       0.21%      13.36%
           2002 ..........     0.10%      978,641     7.394071       7,236,141       0.12%      -0.19%
           2001 ..........     0.10%      730,098    10.067935       7,350,579       0.00%      -9.71%
           2000 ..........     0.10%      501,080    13.179722       6,604,095       0.06%       5.01%

        Gartmore GVIT Government Bond Fund - Class I
           2004 ..........     0.10%      215,344    13.443157       2,894,903       3.36%      -0.13%
           2003 ..........     0.10%      217,962    13.616730       2,967,930       1.66%       3.08%
           2002 ..........     0.10%      213,726    12.407025       2,651,704       2.38%       0.04%
           2001 ..........     0.10%      698,203    11.384642       7,948,791       2.74%       2.38%
           2000 ..........     0.10%      739,786    10.284568       7,608,379       3.07%       3.98%

        Gartmore GVIT Money Market Fund - Class I
           2004 ..........     0.10%    1,170,236    11.564169      13,532,807       0.25%       0.20%
           2003 ..........     0.10%    1,183,909    11.518076      13,636,354       0.37%       0.32%
           2002 ..........     0.10%    1,209,527    11.419584      13,812,295       0.62%       0.01%
           2001 ..........     0.10%      473,416    11.219674       5,311,573       2.06%       2.26%
           2000 ..........     0.10%      197,921    10.644566       2,106,783       2.83%       2.77%

        Gartmore GVIT Money Market Fund: Class V
           2004 ..........     0.10%      198,592    10.105035       2,006,779       0.29%       0.24%
           2003 ..........     0.10%      200,849    10.056701       2,019,878       0.42%       0.36%

        Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
           2004 ..........     0.10%        6,170    13.325015          82,215       2.48%      -0.57%
           2003 ..........     0.10%        6,239    12.880734          80,363       2.76%       7.66%
           2002 ..........     0.10%        3,610    11.395901          41,139       2.94%       0.02%
           2001 ..........     0.10%        4,115    10.809424          44,481       2.38%       0.71%
           2000 ..........     0.10%        5,259    10.416467          54,780       4.48%       2.44%

        NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS)

                             Contract                                             Investment
                             Expense                   Unit         Contract        Income       Total
                              Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                             --------   ---------   ----------   --------------   ----------   ---------
        Janus AS - International Growth Portfolio - Service Shares
           2002 ..........     0.10%       19,275   $ 5.551206     $   106,999       0.38%      -0.12%
           2001 ..........     0.10%       19,406     6.978600         135,427       0.60%     -15.57%
           2000 ..........     0.10%       19,438    10.134840         197,001       0.00%       1.35% 1/27/00

        Neuberger Berman AMT - Guardian Portfolio - I Class Shares
           2004 ..........     0.10%       85,614    10.977511         939,829       0.00%       4.17%
           2003 ..........     0.10%       86,680     9.123772         790,849       0.00%      13.96%
           2002 ..........     0.10%       84,059     9.671959         813,015       0.61%      -0.11%
           2001 ..........     0.10%       82,979    11.243700         932,991       0.31%       1.54%
           2000 ..........     0.10%       32,870    11.364157         373,540       0.56%       3.68%

        Oppenheimer VA Aggressive Growth Fund - Initial Class
           2004 ..........     0.10%      292,838    10.068122       2,948,329       0.00%      10.02%
           2003 ..........     0.10%      296,363     8.290011       2,456,853       0.00%      13.66%
           2002 ..........     0.10%      297,645     8.363264       2,489,284       0.62%      -0.17%
           2001 ..........     0.10%      315,303    10.744305       3,387,712       0.85%     -27.03%
           2000 ..........     0.10%       69,127    20.117568       1,390,667       0.00%      21.15%

        Oppenheimer VA Capital Appreciation Fund - Initial Class
           2004 ..........     0.10%      270,542    11.263944       3,047,370       0.31%       2.32%
           2003 ..........     0.10%      273,925     9.452660       2,589,320       0.41%      12.32%
           2002 ..........     0.10%      278,140     9.302517       2,587,402       0.53%      -0.19%
           2001 ..........     0.10%      229,855    12.537813       2,881,879       0.56%      -4.93%
           2000 ..........     0.10%      119,850    14.470324       1,734,268       0.11%       9.36%

     The BEST of AMERICA(R) America's FUTURE Life Series(SM)
        Reduced Fee Tier - (0.20%)
        American Century VP - Value Fund - Class I
           2004 ..........     0.20%        9,512    13.224161         125,788       1.05%       6.13%

        Dreyfus Stock Index Fund, Inc.- Initial Shares
           2004 ..........     0.20%        8,094     9.542108          77,234       0.63%       3.23%
           2003 ..........     0.20%      490,615     8.047256       3,948,105       0.75%      11.53%

        Fidelity(R) VIP - Equity-Income Portfolio - Service Class
           2004 ..........     0.20%        7,486    10.760815          80,555       1.40%       3.30%

        Fidelity(R) VIP - Growth Portfolio - Service Class
           2004 ..........     0.20%       11,742     8.483266          99,611       0.16%       1.32%

        Fidelity(R) VIP - Overseas Portfolio - Service Class
           2004 ..........     0.20%        7,114     9.656510          68,696       1.08%       0.89%

        Gartmore GVIT Money Market Fund: Class V
           2004 ..........     0.20%        6,316    10.087929          63,715       0.29%       0.19%

        Gartmore GVIT Small Cap Value Fund - Class I
           2004 ..........     0.20%       13,448    12.517115         168,330       0.00%       5.35%

        Van Eck WIT - Worldwide Emerging Markets Fund
           2004 ..........     0.20%        6,090    13.543281          82,479       0.75%      -2.43%

     The BEST of AMERICA(R) America's FUTURE Life Series(SM)
        Reduced Fee Tier - (0.25%)
        AIM VIF - Basic Value Fund - Series I Shares
           2004 ..........     0.25%          266    13.793400           3,669       0.00%       5.12%
           2003 ..........     0.25%           74    11.125403             823       0.00%      13.02%

        Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A
           2004 ..........     0.25%      298,764    13.641824       4,075,686       0.89%       3.05%

        American Century VP - Balanced Fund - Class I
           2004 ..........     0.25%       38,306    10.803024         413,821       1.35%       2.71%
           2003 ..........     0.25%       26,014     9.671521         251,595       2.68%       9.58%
           2002 ..........     0.25%       55,974     9.172281         513,409       2.58%      -0.06%

        American Century VP - Capital Appreciation Fund - Class I
           2004 ..........     0.25%       77,986    11.239362         876,513       0.00%       2.96%
           2003 ..........     0.25%       41,983     9.655665         405,374       0.00%       6.30%
           2002 ..........     0.25%       46,762    10.372518         485,040       0.00%      -0.10%

        American Century VP - Income & Growth Fund - Class I
           2004 ..........     0.25%      426,568    11.365187       4,848,025       1.43%       4.68%
           2003 ..........     0.25%      378,338     9.414598       3,561,900       1.41%      11.89%
           2002 ..........     0.25%       59,818     9.372064         560,618       0.83%      -0.10%

                                                                     (Continued)

   NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

                             Contract                                             Investment
                              Expense                  Unit        Contract         Income       Total
                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                             --------   ---------   ----------   --------------   ----------   ---------
        American Century VP - International Fund - Class I
           2004 ..........     0.25%      264,286   $ 9.449154    $ 2,497,279        0.53%        2.13%
           2003 ..........     0.25%      580,077     7.808491      4,529,526        0.70%        4.82%
           2002 ..........     0.25%      376,754     8.947668      3,371,070        0.70%       -0.05%

        American Century VP - Ultra(R) Fund - Class I
           2004 ..........     0.25%          986    10.486036         10,339        0.00%        4.88%
           2003 ..........     0.25%          348     8.941986          3,112        0.00%       11.43%

        American Century VP - Value Fund - Class I
           2004 ..........     0.25%      336,198    14.642422      4,922,753        1.05%        6.10%
           2003 ..........     0.25%      616,237    11.724895      7,225,314        1.08%        9.29%
           2002 ..........     0.25%      447,748    11.812786      5,289,151        0.79%       -0.04%

        Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance Shares
           2004 ..........     0.25%       25,210    13.735646        346,276        0.00%        9.20%

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2004 ..........     0.25%       21,518     8.866178        190,782        0.00%        7.59%
           2003 ..........     0.25%       19,657     6.626984        130,267        0.00%       18.45%
           2002 ..........     0.25%       20,931     7.308922        152,983        0.00%       -0.14%

        Credit Suisse Trust - International Focus Portfolio
           2004 ..........     0.25%        4,416     8.357991         36,909        0.00%        0.89%
           2003 ..........     0.25%       81,538     6.782738        553,051        0.00%        8.70%
           2002 ..........     0.25%        5,673     7.679044         43,563        0.00%       -0.02%

        Credit Suisse Trust - Large Cap Value Portfolio
           2004 ..........     0.25%       24,088    11.336785        273,080        0.00%        2.60%
           2003 ..........     0.25%       14,291     9.619657        137,475        0.00%        8.69%

        Credit Suisse Trust - Small Cap Growth Portfolio
           2004 ..........     0.25%      296,246     9.478395      2,807,937        0.00%        7.33%
           2003 ..........     0.25%       92,247     7.073716        652,529        0.00%       18.69%
           2002 ..........     0.25%       76,127     7.046569        536,434        0.00%       -0.22%

        Dreyfus IP - Mid Cap Stock Portfolio - Service Shares
           2003 ..........     0.25%          137    11.135041          1,526        0.00%       11.67%

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2004 ..........     0.25%       26,218    11.537212        302,483        0.00%        9.56%

        Dreyfus Socially Responsible Growth Fund, Inc., The
           2004 ..........     0.25%       17,440     9.069343        158,169        0.00%        2.61%
           2003 ..........     0.25%       38,513     7.744821        298,276        0.01%       10.14%
           2002 ..........     0.25%       23,266     8.211877        191,058        0.01%       -0.17%

        Dreyfus Stock Index Fund, Inc. - Initial Shares
           2004 ..........     0.25%    2,061,312    10.775731     22,212,144        0.63%        3.20%
           2003 ..........     0.25%    1,812,174     9.092164     16,476,583        0.75%       11.50%
           2002 ..........     0.25%    1,022,355     9.115574      9,319,353        0.58%       -0.13%

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2004 ..........     0.25%      140,656    11.243417      1,581,454        0.03%        1.79%
           2003 ..........     0.25%      453,008     9.903541      4,486,383        0.02%        8.37%
           2002 ..........     0.25%      351,689    10.032551      3,528,338        0.01%       -0.09%

        Dreyfus VIF - Growth and Income Portfolio - Initial Shares
           2004 ..........     0.25%       59,718     9.073866        541,873        0.41%        0.59%
           2003 ..........     0.25%       49,283     7.901354        389,402        0.42%       10.59%
           2002 ..........     0.25%       72,044     8.118785        584,910        0.25%       -0.15%

        Dreyfus VIF - International Value Portfolio - Initial Shares
           2004 ..........     0.25%       42,498    13.816969        587,194        0.23%        7.70%
           2003 ..........     0.25%          320    10.114204          3,237        0.17%        7.23%

        Federated IS - Quality Bond Fund II - Primary Shares
           2004 ..........     0.25%      158,038    13.292241      2,100,679        3.78%       -0.14%
           2003 ..........     0.25%      168,897    13.350815      2,254,913        3.87%        4.69%
           2002 ..........     0.25%       36,425    11.983528        436,500        3.44%        0.02%

        Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
           2004 ..........     0.25%       24,386    10.679420        260,428        1.27%        3.36%
           2003 ..........     0.25%       24,372     8.788009        214,181        1.32%       10.57%
           2002 ..........     0.25%       28,810     8.992271        259,067        1.21%       -0.06%

        NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS)

                             Contract                                           Investment
                              Expense                Unit        Contract         Income       Total
                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                             --------   -------   ----------   --------------   ----------   ---------
        Fidelity(R) VIP - Equity-Income Portfolio - Service Class
           2004 ..........     0.25%    257,414   $11.940998     $3,073,780         1.40%       3.28%
           2003 ..........     0.25%    163,596     9.838210      1,609,492         1.50%      10.53%

        Fidelity(R) VIP - Growth Portfolio - Initial Class
           2004 ..........     0.25%    918,402     8.022633      7,368,002         0.24%       1.35%
           2003 ..........     0.25%    676,062     6.769245      4,576,429         0.29%      13.32%
           2002 ..........     0.25%    739,360     6.910052      5,109,016         0.23%      -0.19%

        Fidelity(R) VIP - Growth Portfolio - Service Class
           2004 ..........     0.25%    775,052    11.232306      8,705,621         0.16%       1.29%
           2003 ..........     0.25%    681,244     9.483565      6,460,622         0.21%      13.27%

        Fidelity(R) VIP - High Income Portfolio - Initial Class
           2004 ..........     0.25%    249,012    11.610477      2,891,148         8.12%       0.54%
           2003 ..........     0.25%    171,757    10.647252      1,828,740         7.09%      17.05%
           2002 ..........     0.25%    150,183     8.416894      1,264,074        10.05%      -0.05%

        Fidelity(R) VIP - High Income Portfolio - Service Class
           2004 ..........     0.25%    261,886     8.662236      2,268,518         8.53%       0.39%
           2003 ..........     0.25%    189,411     7.965252      1,508,706         8.20%      16.92%

        Fidelity(R) VIP - Overseas Portfolio - Initial Class
           2004 ..........     0.25%    476,810     9.060871      4,320,314         1.01%       0.86%
           2003 ..........     0.25%     60,266     6.923446        417,248         0.94%      10.22%
           2002 ..........     0.25%     78,443     7.693104        603,470         0.69%      -0.03%

        Fidelity(R) VIP - Overseas Portfolio - Service Class
           2004 ..........     0.25%    281,854     9.807086      2,764,166         1.08%       0.87%
           2003 ..........     0.25%    216,659     7.497074      1,624,309         0.86%      10.15%

        Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
           2004 ..........     0.25%    890,222    10.546553      9,388,774         2.16%       1.15%
           2003 ..........     0.25%    319,535     9.746433      3,114,326         3.64%      10.01%
           2002 ..........     0.25%    296,549     8.905987      2,641,062         3.94%      -0.08%

        Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
           2004 ..........     0.25%     31,182    11.127524        346,978         0.31%       6.19%
           2003 ..........     0.25%     38,387     8.949676        343,551         0.49%       9.44%
           2002 ..........     0.25%     88,130     8.961372        789,766         0.77%      -0.01%

        Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
           2004 ..........     0.25%    313,584    14.035192      4,401,212         0.30%       6.12%
           2003 ..........     0.25%    287,956    11.301320      3,254,283         0.40%       9.40%

        Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class
           2003 ..........     0.25%    133,813     7.790882      1,042,521         0.88%      12.84%
           2002 ..........     0.25%     88,361     7.674696        678,144         1.18%      -0.13%

        Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
           2004 ..........     0.25%    172,162     8.416198      1,448,949         0.40%       1.26%
           2003 ..........     0.25%    102,263     7.244139        740,807         0.69%      12.73%

        Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
           2004 ..........     0.25%     17,182    12.442028        213,779         0.00%       5.44%
           2003 ..........     0.25%      3,634     9.098914         33,065         0.00%      21.37%

        Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
           2004 ..........     0.25%     46,356    13.004058        602,816         1.13%       4.03%
           2003 ..........     0.25%        236    10.184928          2,404         4.33%       7.45%

        Gartmore GVIT Comstock Value Fund - Class I
           2004 ..........     0.25%      5,098    10.025820         51,112         0.61%       4.71%
           2003 ..........     0.25%      5,093     8.260218         42,069         0.68%      13.10%
           2002 ..........     0.25%        281     8.385093          2,356         0.58%      -0.14%

        Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
           2004 ..........     0.25%     47,850    16.077302        769,299         0.29%       5.60%
           2003 ..........     0.25%     45,439    12.674460        575,915         0.26%      11.82%
           2002 ..........     0.25%     30,958    12.903316        399,461         0.13%      -0.04%

        Gartmore GVIT Emerging Markets Fund - Class I
           2004 ..........     0.25%      5,262    11.321701         59,575         0.03%      -1.37%

        Gartmore GVIT Federated High Income Bond Fund - Class I
           2004 ..........     0.25%     88,594    12.571122      1,113,726         3.35%       1.64%
           2003 ..........     0.25%    110,681    11.481549      1,270,789         4.10%      13.22%
           2002 ..........     0.25%         65     9.807586            637         3.60%       0.00%

                                                                     (Continued)

   NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

                             Contract                                             Investment
                              Expense                  Unit         Contract        Income       Total
                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                             --------   ---------   ----------   --------------   ----------   ---------
        Gartmore GVIT Global Financial Services Fund - Class I
           2004 ..........     0.25%          226   $12.760843     $    2,884        0.86%        4.56%

        Gartmore GVIT Global Health Sciences Fund - Class I
           2004 ..........     0.25%           94    12.035586          1,131        0.00%        6.01%

        Gartmore GVIT Global Technology and Communications Fund - Class I
           2003 ..........     0.25%      104,160     2.466833        256,945        0.00%       25.79%

        Gartmore GVIT Government Bond Fund - Class I
           2004 ..........     0.25%      769,542    14.037593     10,802,517        3.36%       -0.21%
           2003 ..........     0.25%    1,932,721    14.240226     27,522,384        1.66%        3.00%
           2002 ..........     0.25%    1,045,833    12.994696     13,590,282        2.38%        0.04%

        Gartmore GVIT Growth Fund - Class I
           2004 ..........     0.25%       75,504     5.909075        446,159        0.06%        2.54%
           2003 ..........     0.25%      132,871     5.000413        664,410        0.01%       14.89%
           2002 ..........     0.25%       88,586     5.064994        448,688        0.00%       -0.17%

        Gartmore GVIT ID Aggressive Fund
           2003 ..........     0.25%          167     9.205082          1,537        0.77%       10.74%

        Gartmore GVIT ID Conservative Fund
           2004 ..........     0.25%       28,478    10.882475        309,911        1.01%        0.83%
           2003 ..........     0.25%       29,080    10.411268        302,760        2.05%        3.83%

        Gartmore GVIT ID Moderate Fund
           2003 ..........     0.25%          156     9.825506          1,533        1.04%        7.75%

        Gartmore GVIT ID Moderately Aggressive Fund
           2003 ..........     0.25%          162     9.480960          1,536        0.86%        9.39%

        Gartmore GVIT ID Moderately Conservative Fund
           2003 ..........     0.25%          151    10.173364          1,536        1.30%        5.75%

        Gartmore GVIT J.P. Morgan Balanced Fund - Class I
           2004 ..........     0.25%      326,544    10.096290      3,296,883        0.88%        1.49%
           2003 ..........     0.25%       59,030     9.146078        539,893        0.73%        8.60%
           2002 ..........     0.25%       21,560     8.799968        189,727        0.97%       -0.09%

        Gartmore GVIT Mid Cap Growth Fund - Class I
           2004 ..........     0.25%       64,654    10.638210        687,803        0.00%        6.35%
           2003 ..........     0.25%       48,108     8.750401        420,964        0.00%       22.28%
           2002 ..........     0.25%       34,358     8.676863        298,120        0.00%       -0.24%

        Gartmore GVIT Money Market Fund - Class I
           2004 ..........     0.25%      856,068    11.980948     10,256,506        0.25%        0.12%
           2003 ..........     0.25%      671,289    11.951161      8,022,683        0.37%        0.25%
           2002 ..........     0.25%    1,570,175    11.866880     18,633,078        0.62%        0.00%

        Gartmore GVIT Money Market Fund: Class V
           2004 ..........     0.25%    4,903,218    10.079379     49,421,393        0.29%        0.16%
           2003 ..........     0.25%    4,406,067    10.046273     44,264,552        0.42%        0.29%

        Gartmore GVIT Nationwide(R) Fund: Class I
           2004 ..........     0.25%       99,024     9.954751        985,759        0.49%        2.05%
           2003 ..........     0.25%       81,320     8.600166        699,365        0.36%       12.14%

        Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
           2003 ..........     0.25%       55,370     7.774715        430,486        0.04%       14.63%

        Gartmore GVIT Small Cap Growth Fund - Class I
           2004 ..........     0.25%      272,106    14.019863      3,814,889        0.00%        3.34%
           2003 ..........     0.25%      247,898    11.719442      2,905,226        0.00%       15.70%
           2002 ..........     0.25%        3,982    12.242434         48,749        0.00%       -0.20%

        Gartmore GVIT Small Cap Value Fund - Class I
           2004 ..........     0.25%      235,282    18.612354      4,379,152        0.00%        5.32%
           2003 ..........     0.25%      287,956    13.454628      3,874,341        0.00%       19.12%
           2002 ..........     0.25%      284,921    13.609612      3,877,664        0.00%       -0.12%

        Gartmore GVIT Small Company Fund - Class I
           2004 ..........     0.25%      292,902    16.292126      4,771,996        0.00%        6.68%
           2003 ..........     0.25%      391,398    12.490691      4,888,831        0.00%       15.04%
           2002 ..........     0.25%      182,028    12.578578      2,289,653        0.00%       -0.04%

        Gartmore GVIT U.S. Growth Leaders Fund - Class I
           2004 ..........     0.25%          372    12.752862          4,744        0.00%        2.32%

        NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS)

                             Contract                                             Investment
                              Expense                  Unit         Contract        Income       Total
                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                             --------   ---------   ----------   --------------   ----------   ---------
        Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
           2004 ..........     0.25%     158,474    $13.186968     $2,089,792        2.48%       -0.64%
           2003 ..........     0.25%      78,562     12.766460      1,002,959        2.76%        7.58%
           2002 ..........     0.25%      11,807     11.311841        133,559        2.94%        0.02%

        Gartmore GVIT Worldwide Leaders Fund - Class I
           2004 ..........     0.25%       9,130      9.001888         82,187        0.00%       -1.20%
           2003 ..........     0.25%       4,527      7.340916         33,232        0.00%        9.35%
           2002 ..........     0.25%     123,266      8.497670      1,047,474        1.08%       -0.06%

        Goldman Sachs VIT - Mid Cap Value Fund
           2004 ..........     0.25%      16,398     13.954104        228,819        0.00%       10.26%

        Janus AS - Balanced Portfolio - Service Shares
           2004 ..........     0.25%      93,884     11.577180      1,086,912        0.64%        1.66%
           2003 ..........     0.25%      95,488     10.638746      1,015,873        1.10%        5.98%

        Janus AS - Capital Appreciation Portfolio - Service Shares
           2004 ..........     0.25%     100,930      6.809936        687,327        0.00%        5.67%
           2003 ..........     0.25%     141,104      5.829583        822,577        0.11%        8.49%
           2002 ..........     0.25%      67,028      5.948483        398,715        0.21%       -0.07%

        Janus AS - Global Technology Portfolio - Service Shares
           2004 ..........     0.25%     227,750      3.500625        797,267        0.00%       -0.97%
           2003 ..........     0.25%     248,447      2.857648        709,974        0.00%       18.11%
           2002 ..........     0.25%         353      2.884942          1,018        0.00%       -0.30%

        Janus AS - International Growth Portfolio - Service Shares
           2004 ..........     0.25%      96,602      6.209582        599,858        0.48%       -0.90%
           2003 ..........     0.25%      38,962      4.958623        193,198        0.85%        6.20%
           2002 ..........     0.25%      43,283      5.531085        239,402        0.38%       -0.12%

        Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
           2004 ..........     0.25%      13,290     13.235596        175,901        0.00%        5.43%
           2003 ..........     0.25%      56,091     10.810241        606,357        0.00%        7.43%

        Neuberger Berman AMT - Growth Portfolio
           2004 ..........     0.25%      91,070      7.357437        670,042        0.00%        7.35%
           2003 ..........     0.25%      52,530      5.973125        313,768        0.00%       14.23%
           2002 ..........     0.25%      68,945      6.107016        421,048        0.00%       -0.20%

        Neuberger Berman AMT - Guardian Portfolio - I Class Shares
           2004 ..........     0.25%      89,264     10.661854        951,720        0.00%        4.09%
           2003 ..........     0.25%      83,541      8.874727        741,404        0.00%       13.88%

        Neuberger Berman AMT - Limited Maturity Bond Portfolio
           2003 ..........     0.25%      24,721     11.554515        285,639        0.00%        1.80%
           2002 ..........     0.25%     257,748     11.011137      2,838,099        4.74%        0.02%

        Neuberger Berman AMT - Mid Cap Growth Portfolio
           2004 ..........     0.25%     109,596     11.644163      1,276,154        0.00%        7.37%
           2003 ..........     0.25%      92,255      9.512900        877,613        0.00%       12.06%
           2002 ..........     0.25%         999      9.962935          9,953        0.00%       -0.17%

        Neuberger Berman AMT - Partners Portfolio
           2004 ..........     0.25%     782,938     10.460541      8,189,955        0.00%        5.26%
           2003 ..........     0.25%     320,055      8.671087      2,775,225        0.00%       17.57%
           2002 ..........     0.25%     571,969      8.777144      5,020,254        0.45%       -0.10%

        One Group(R) IT - Mid Cap Value Portfolio
           2004 ..........     0.25%      45,108     13.595781        613,278        0.90%        6.29%

        Oppenheimer VA Aggressive Growth Fund - Initial Class
           2004 ..........     0.25%     330,172     10.693878      3,530,819        0.00%        9.94%
           2003 ..........     0.25%     294,552      8.818468      2,597,497        0.00%       13.58%
           2002 ..........     0.25%       1,142      8.909823         10,175        0.62%       -0.17%

        Oppenheimer VA Bond Fund - Initial Class
           2004 ..........     0.25%     106,244     12.424370      1,320,015        5.17%        0.51%
           2003 ..........     0.25%      98,731     12.193221      1,203,849        5.65%        5.06%
           2002 ..........     0.25%      98,224     10.906272      1,071,258        6.72%        0.02%

        Oppenheimer VA Capital Appreciation Fund - Initial Class
           2004 ..........     0.25%     323,458     12.748818      4,123,707        0.31%        2.24%
           2003 ..........     0.25%     445,081     10.714826      4,768,965        0.41%       12.24%
           2002 ..........     0.25%     246,944     10.560570      2,607,869        0.53%       -0.19%

                                                                     (Continued)

   NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

                             Contract                                             Investment
                              Expense                  Unit          Contract       Income      Total
                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                             --------   ---------   ----------   --------------   ----------   ---------
        Oppenheimer VA Global Securities Fund - Initial Class
           2004 ..........     0.25%       10,910   $ 9.615019    $   104,900         1.48%       3.21%
           2003 ..........     0.25%       25,310     7.286192        184,414         1.17%      11.57%
           2002 ..........     0.25%      149,990     7.794695      1,169,126         0.42%      -0.07%

        Oppenheimer VA Main(R) Street Fund - Initial Class
           2004 ..........     0.25%       37,608     9.292211        349,461         0.92%       2.45%
           2003 ..........     0.25%       12,801     7.908312        101,234         0.80%      10.21%

        Oppenheimer VA Multiple Strategies Fund - Initial Class
           2004 ..........     0.25%      111,878    11.581306      1,295,693         1.20%       1.22%
           2003 ..........     0.25%       45,962    10.211422        469,337         2.94%      11.24%
           2002 ..........     0.25%       49,160     9.540542        469,013         3.01%      -0.07%

        PIMCO VIT - Low Duration Portfolio - Administrative Shares
           2004 ..........     0.25%    1,586,116    10.428323     16,540,530         0.49%       0.27%
           2003 ..........     0.25%      307,118    10.421535      3,200,641         1.12%       2.30%

        PIMCO VIT - Real Return Portfolio - Administrative Shares
           2004 ..........     0.25%       75,146    11.497462        863,988         0.32%       2.17%
           2003 ..........     0.25%       26,100    11.055847        288,558         2.60%       6.68%

        PIMCO VIT - Total Return Portfolio - Administrative Shares
           2004 ..........     0.25%       71,986    10.855021        781,410         0.87%       0.27%
           2003 ..........     0.25%       22,881    10.783687        246,742         1.56%       4.37%

        Pioneer High Yield VCT Portfolio - Class I Shares
           2004 ..........     0.25%       18,884    13.745673        259,573         2.79%       0.15%
           2003 ..........     0.25%        6,730    12.546477         84,438         4.48%      21.08%

        Royce Capital Fund - Royce Micro-Cap Portfolio
           2004 ..........     0.25%      149,508    15.905543      2,378,006         0.00%       5.74%
           2003 ..........     0.25%      107,462    11.810842      1,269,217         0.00%      16.83%

        Strong Opportunity Fund II, Inc.
           2004 ..........     0.25%      204,816    10.267248      2,102,897         0.00%       8.66%
           2003 ..........     0.25%      443,078     8.020747      3,553,817         0.00%      16.01%
           2002 ..........     0.25%      655,340     8.025092      5,259,164         0.00%      -0.15%

        Strong VIF - Strong Discovery Fund II
           2004 ..........     0.25%       50,272    14.090989        708,382         0.00%       5.40%
           2003 ..........     0.25%        9,164    10.859037         99,512         0.00%      12.97%
           2002 ..........     0.25%        3,683    10.441164         38,455         0.00%      -0.05%

        Strong VIF - Strong International Stock Fund II
           2002 ..........     0.25%       24,915     6.959785        173,403         2.04%      -0.06%

        T. Rowe Price Equity Income Portfolio II
           2004 ..........     0.25%       72,160    13.169863        950,337         0.52%       4.21%
           2003 ..........     0.25%       40,634    11.065596        449,639         0.78%       9.32%

        T. Rowe Price Mid Cap Growth Fund II
           2004 ..........     0.25%      166,582    15.166482      2,526,463         0.00%       7.43%
           2003 ..........     0.25%      150,793    12.082293      1,821,925         0.00%      17.89%

        Van Eck WIT - Worldwide Bond Fund
           2003 ..........     0.25%        3,406    12.528864         42,673         1.41%      10.21%

        Van Eck WIT - Worldwide Emerging Markets Fund
           2004 ..........     0.25%       46,990    10.436534        490,413         0.75%      -2.45%
           2003 ..........     0.25%       21,607     7.670761        165,742         0.11%      10.27%
           2002 ..........     0.25%        4,144     7.662741         31,754         0.17%       0.07%

        Van Eck WIT - Worldwide Hard Assets Fund
           2004 ..........     0.25%        5,980    11.830719         70,748         0.72%       2.99%
           2003 ..........     0.25%        1,779     8.471288         15,070         0.47%       6.51%

        Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
           2004 ..........     0.25%       12,956    14.325819        185,605         0.00%      -3.33%
           2003 ..........     0.25%       33,010    13.639545        450,241         0.00%      17.39%
           2002 ..........     0.25%          237    10.666570          2,528         0.00%       0.00%

        Van Kampen UIF - Mid Cap Growth Portfolio
           2004 ..........     0.25%       12,026     6.419750         77,204         0.00%       8.08%
           2003 ..........     0.25%        9,759     4.976934         48,570         0.00%      18.49%
           2002 ..........     0.25%        5,495     4.982477         27,379         0.00%      -0.19%

        NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS)

                             Contract                                             Investment
                              Expense                  Unit          Contract       Income      Total
                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                             --------   ---------   ----------   --------------   ----------   ---------
        Van Kampen UIF - U.S. Real Estate Portfolio - Class A
           2004 ..........     0.25%      154,584   $16.597312     $ 2,565,679       0.00%       7.06%
           2003 ..........     0.25%      107,913    12.872715       1,389,133       0.00%      13.89%
           2002 ..........     0.25%       40,208    12.596496         506,480       0.00%       0.10%

  The BEST of AMERICA(R) America's FUTURE Life Series(SM)
     Reduced Fee Tier - (0.40%)
        AIM VIF - Basic Value Fund - Series I Shares
           2004 ..........     0.40%           96    13.755743           1,321       0.00%       5.04%
           2003 ..........     0.40%           10    11.111688             111       0.00%      12.93%

        Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A
           2004 ..........     0.40%          130    13.604607           1,769       0.89%       2.97%

        American Century VP - Balanced Fund - Class I
           2002 ..........     0.40%        7,771    9.151869           71,119       2.58%      -0.06%
           2001 ..........     0.40%       43,274    9.981918          431,958       2.55%      -0.18% 1/2/01

        American Century VP - Capital Appreciation Fund - Class I
           2002 ..........     0.40%       31,849     9.857168         313,941       0.00%      -0.10%
           2001 ..........     0.40%       85,085    13.127018       1,116,912       0.00%      -7.88% 1/2/01

        American Century VP - Income & Growth Fund - Class I
           2004 ..........     0.40%        6,138    11.260561          69,117       1.43%       4.60%
           2003 ..........     0.40%       48,795     9.341937         455,840       1.41%      11.80%
           2002 ..........     0.40%      499,490     9.313777       4,652,138       0.83%      -0.10%
           2001 ..........     0.40%      422,654    10.942107       4,624,725       0.70%      -4.00%
           2000 ..........     0.40%      346,363    12.320813       4,267,474       0.49%      -3.77%

        American Century VP - International Fund - Class I
           2004 ..........     0.40%      294,662     9.362146       2,758,669       0.53%       2.06%
           2003 ..........     0.40%      542,808     7.748207       4,205,789       0.70%       4.74%
           2002 ..........     0.40%    1,811,187     8.892011      16,105,095       0.70%      -0.05%
           2001 ..........     0.40%    1,371,840    10.537256      14,455,429       0.70%     -20.31%
           2000 ..........     0.40%      343,607    14.970741       5,144,051       0.10%      -6.20%

        American Century VP - Ultra(R) Fund - Class I
           2004 ..........     0.40%          230    10.452030           2,404       0.00%       4.80%
           2003 ..........     0.40%          263     8.926375           2,348       0.00%      11.34%

        American Century VP - Value Fund - Class I
           2004 ..........     0.40%        1,346    14.507645          19,527       1.05%       6.02%
           2003 ..........     0.40%       30,183    11.634414         351,162       1.08%       9.21%
           2002 ..........     0.40%      328,230    11.739323       3,853,198       0.79%      -0.04%
           2001 ..........     0.40%      558,169    11.655930       6,505,979       1.30%       7.00%
           2000 ..........     0.40%       78,422     8.869662         695,577       0.11%      -4.19%

        Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance Shares
           2004 ..........     0.40%           74    13.698155           1,014       0.00%       9.12%

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2003 ..........     0.40%        6,402     6.575791          42,098       0.00%      18.36%
           2002 ..........     0.40%       52,132     7.263419         378,657       0.00%      -0.14%
           2001 ..........     0.40%       82,456     9.563256         788,548       0.00%     -19.76%
           2000 ..........     0.40%       62,643    15.467356         968,922       0.00%       4.78%

        Credit Suisse Trust - International Focus Portfolio
           2002 ..........     0.40%       17,098     7.631249         130,479       0.00%      -0.02%
           2001 ..........     0.40%       31,301     8.417725         263,483       0.00%     -16.10%
           2000 ..........     0.40%       29,432    12.380758         364,390       0.00%      -8.92%

        Credit Suisse Trust - Large Cap Value Portfolio
           2003 ..........     0.40%        1,111     9.545414          10,605       0.00%       8.61%
           2002 ..........     0.40%       25,339    10.342464         262,068       0.00%      -0.10%
           2001 ..........     0.40%       15,745    11.765980         185,255       0.00%       3.10%
           2000 ..........     0.40%       22,920    10.242976         234,769       0.00%      -2.63%

        Credit Suisse Trust - Small Cap Growth Portfolio
           2002 ..........     0.40%      143,362     7.030850       1,007,957       0.00%      -0.22%
           2001 ..........     0.40%      589,337     9.279055       5,468,490       0.00%      -7.21% 1/2/01

        Dreyfus IP - European Equity Portfolio
           2002 ..........     0.40%       11,287     8.283327          93,494       0.00%      -0.08%
           2000 ..........     0.40%        2,148    13.207837          28,370       0.00%       2.25%

                                                                     (Continued)

   NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

                             Contract                                             Investment
                              Expense                  Unit         Contract        Income       Total
                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                             --------   ---------   ----------   --------------   ----------   ---------
        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2004 ..........     0.40%          168   $11.499798     $     1,932       0.00%        9.47%
           2003 ..........     0.40%          356     8.604644           3,063       0.00%       12.41%

        Dreyfus Socially Responsible Growth Fund, Inc., The
           2004 ..........     0.40%           66     8.985822             593       0.00%        2.53%
           2003 ..........     0.40%        1,518     7.685017          11,666       0.01%       10.05%
           2002 ..........     0.40%       21,123     8.160791         172,380       0.01%       -0.17%
           2001 ..........     0.40%       34,478    10.967194         378,127       0.01%      -14.29%
           2000 ..........     0.40%       33,077    14.778256         488,820       0.02%        2.35%

        Dreyfus Stock Index Fund, Inc.- Initial Shares
           2004 ..........     0.40%      543,880    10.676526       5,806,749       0.63%        3.13%
           2003 ..........     0.40%      674,529     9.021982       6,085,588       0.75%       11.42%
           2002 ..........     0.40%    2,789,230     9.058868      25,267,266       0.58%       -0.13%
           2001 ..........     0.40%    4,213,282    11.131574      46,900,460       0.49%       -7.02%
           2000 ..........     0.40%    2,694,550    13.150463      35,434,580       0.49%       -0.75%

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2004 ..........     0.40%        7,056    11.139918          78,603       0.03%        1.71%
           2003 ..........     0.40%       86,320     9.827114         848,276       0.02%        8.29%
           2002 ..........     0.40%      416,774     9.970158       4,155,303       0.01%       -0.09%
           2001 ..........     0.40%    1,253,544    11.330924      14,203,812       0.01%       -6.44%
           2000 ..........     0.40%      195,232    12.555931       2,451,320       0.01%        2.59%

        Dreyfus VIF - Growth and Income Portfolio - Initial Shares
           2002 ..........     0.40%       12,379     8.100688         100,278       0.25%       -0.15%
           2001 ..........     0.40%       84,805    10.176558         863,023       0.22%        1.77% 1/2/01

        Dreyfus VIF - International Value Portfolio - Initial Shares
           2004 ..........     0.40%           30    13.779267             413       0.23%        7.62%
           2003 ..........     0.40%          290    10.101737           2,930       0.17%        7.15%

        Federated IS - Quality Bond Fund II - Primary Shares
           2004 ..........     0.40%        4,056    13.189755          53,498       3.78%       -0.22%
           2003 ..........     0.40%       34,157    13.267802         453,188       3.87%        4.61%
           2002 ..........     0.40%      163,215    11.926987       1,946,663       3.44%        0.02%
           2001 ..........     0.40%       29,019    11.206725         325,208       2.23%        3.49%
           2000 ..........     0.40%       44,144    10.131263         447,234       0.12%        2.93%

        Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
           2002 ..........     0.40%       12,131     8.972235         108,842       1.21%       -0.06%
           2001 ..........     0.40%      217,462    10.008041       2,176,369       0.00%        0.08% 1/2/01

        Fidelity(R) VIP - Equity-Income Portfolio - Service Class
           2004 ..........     0.40%      499,846    11.831061       5,913,709       1.40%        3.20%
           2003 ..........     0.40%      273,569     9.762270       2,670,654       1.50%       10.45%
           2002 ..........     0.40%      547,314    10.011730       5,479,560       1.39%       -0.06%
           2001 ..........     0.40%      338,435    11.176442       3,782,499       1.56%       -1.18%
           2000 ..........     0.40%      236,987    10.174924       2,411,325       0.64%       -2.95%

        Fidelity(R) VIP - Growth Portfolio - Initial Class
           2002 ..........     0.40%       39,133     6.894645         269,808       0.23%       -0.19%
           2001 ..........     0.40%      664,286     9.406607       6,248,677       0.00%       -5.93% 1/2/01

        Fidelity(R) VIP - Growth Portfolio - Service Class
           2004 ..........     0.40%       17,838    11.128879         198,517       0.16%        1.22%
           2003 ..........     0.40%      169,740     9.410347       1,597,312       0.21%       13.19%
           2002 ..........     0.40%      917,879     9.633660       8,842,534       0.12%       -0.19%
           2001 ..........     0.40%    1,017,754    13.156825      13,390,411       0.00%       -9.85%
           2000 ..........     0.40%      910,558    17.274959      15,729,852       0.06%        4.85%

        Fidelity(R) VIP - High Income Portfolio - Initial Class
           2002 ..........     0.40%       33,637     8.398164         282,489      10.05%       -0.05%
           2001 ..........     0.40%      154,664     9.274521       1,434,435       0.00%       -7.25% 1/2/01

        Fidelity(R) VIP - High Income Portfolio - Service Class
           2004 ..........     0.40%       16,074     8.582499         137,955       8.53%        0.32%
           2003 ..........     0.40%      135,239     7.903785       1,068,900       8.20%       16.83%
           2002 ..........     0.40%      430,852     6.262835       2,698,355       7.90%       -0.04%
           2001 ..........     0.40%      189,231     6.918521       1,309,199      18.11%       -7.38%
           2000 ..........     0.40%      235,156     9.193344       2,161,870       6.69%       -5.14%

        NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS)

                             Contract                                             Investment
                              Expense                  Unit         Contract        Income       Total
                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                             --------   ---------   ----------   --------------   ----------   ---------
        Fidelity(R) VIP - Overseas Portfolio - Initial Class
           2002 ..........     0.40%       73,686   $ 7.675970     $   565,612       0.69%       -0.03%
           2001 ..........     0.40%      352,460     8.877278       3,128,885       0.00%      -11.23% 1/2/01

        Fidelity(R) VIP - Overseas Portfolio - Service Class
           2004 ..........     0.40%       27,560     9.716785         267,795       1.08%        0.79%
           2003 ..........     0.40%      112,102     7.439194         833,949       0.86%       10.07%
           2002 ..........     0.40%      485,878     8.289411       4,027,642       0.65%       -0.03%
           2001 ..........     0.40%      486,273     9.597940       4,667,219       4.11%      -11.66%
           2000 ..........     0.40%      291,200    12.785880       3,723,248       0.77%       -5.23%

        Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
           2002 ..........     0.40%      194,064     8.886166       1,724,485       3.94%       -0.09%
           2001 ..........     0.40%      976,093     9.790330       9,556,273       0.00%       -2.10% 1/2/01

        Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
           2002 ..........     0.40%       24,756     8.941408         221,353       0.77%       -0.01%
           2001 ..........     0.40%      128,202     9.286377       1,190,532       0.00%       -7.14% 1/2/01

        Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
           2004 ..........     0.40%        7,584    13.905957         105,463       0.30%        6.04%
           2003 ..........     0.40%      201,812    11.214064       2,263,133       0.40%        9.32%
           2002 ..........     0.40%      535,531    11.253109       6,026,389       0.70%       -0.01%
           2001 ..........     0.40%      465,633    11.700382       5,448,084       0.64%      -10.18%
           2000 ..........     0.40%      416,155    13.802556       5,744,003       0.29%       -1.55%

        Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class
           2001 ..........     0.40%      100,427     9.446605         948,694       0.00%       -5.53% 1/2/01

        Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
           2004 ..........     0.40%        4,498     8.338713          37,508       0.40%        1.19%
           2003 ..........     0.40%       29,902     7.188206         214,942       0.69%       12.65%
           2002 ..........     0.40%      137,556     7.099131         976,528       0.86%       -0.13%
           2001 ..........     0.40%      266,141     8.765663       2,332,902       0.26%       -8.96%
           2000 ..........     0.40%      197,046    11.216967       2,210,258       1.25%       -3.89%

        Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
           2004 ..........     0.40%          740    12.401726           9,177       0.00%        5.36%

        Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
           2004 ..........     0.40%       51,052    12.968562         662,071       1.13%        3.95%
           2003 ..........     0.40%       32,316    10.172378         328,731       4.33%        7.37%

        Gartmore GVIT Comstock Value Fund - Class I
           2003 ..........     0.40%          769     8.196458           6,303       0.68%       13.02%
           2002 ..........     0.40%       28,066     8.332926         233,872       0.58%       -0.14%
           2001 ..........     0.40%    1,340,003    10.123978      13,566,161       1.49%       -8.93%
           2000 ..........     0.40%       22,568    12.681211         286,190       0.44%        1.55%

        Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
           2004 ..........     0.40%        2,576    15.929246          41,034       0.29%        5.53%
           2003 ..........     0.40%       30,762    12.576595         386,881       0.26%       11.74%
           2002 ..........     0.40%       70,805    12.823029         907,935       0.13%       -0.04%
           2001 ..........     0.40%      150,898    13.635218       2,057,527       0.30%        0.46%
           2000 ..........     0.40%       81,246    12.775205       1,037,934       0.35%        8.00%

        Gartmore GVIT Emerging Markets Fund - Class I
           2004 ..........     0.40%          302    11.258247           3,400       0.03%       -1.45%

        Gartmore GVIT Federated High Income Bond Fund - Class I
           2004 ..........     0.40%        2,106    12.455393          26,231       3.35%        1.56%
           2003 ..........     0.40%       46,614    11.392953         531,071       4.10%       13.14%
           2002 ..........     0.40%       93,553     9.746587         911,822       3.60%        0.00%
           2001 ..........     0.40%      260,400     9.627057       2,506,886       5.38%        2.02%
           2000 ..........     0.40%      142,533    10.153681       1,447,235       6.93%       -1.69%

        Gartmore GVIT Global Financial Services Fund - Class I
           2004 ..........     0.40%           14    12.719480             178       0.86%        4.48%

        Gartmore GVIT Global Health Sciences Fund - Class I
           2004 ..........     0.40%            6    11.996560              72       0.00%        5.93%

        Gartmore GVIT Global Technology and Communications Fund - Class I
           2003 ..........     0.40%        6,073     2.456684          14,919       0.00%       25.69%

                                                                     (Continued)

   NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

                             Contract                                             Investment
                              Expense                  Unit         Contract        Income       Total
                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                             --------   ---------   ----------   --------------   ----------   ---------
        Gartmore GVIT Government Bond Fund - Class I
           2004 .........      0.40%       50,032   $13.908359     $   695,863       3.36%       -0.28%
           2003 .........      0.40%      782,943    14.130345      11,063,255       1.66%        2.92%
           2002 .........      0.40%    3,469,068    12.913882      44,799,135       2.38%        0.04%
           2001 .........      0.40%    2,250,748    11.885230      26,750,658       2.74%        2.23%
           2000 .........      0.40%      814,693    10.768906       8,773,352       3.07%        3.82%

        Gartmore GVIT Growth Fund - Class I
           2004 .........      0.40%      369,864     5.854636       2,165,419       0.06%        2.46%
           2003 .........      0.40%      290,642     4.961779       1,442,101       0.01%       14.80%
           2002 .........      0.40%      292,358     5.033462       1,471,573       0.00%       -0.17%
           2001 .........      0.40%      355,826     6.678422       2,376,356       0.00%      -21.48%
           2000 .........      0.40%      214,512    11.687690       2,507,150       0.18%        0.56%

        Gartmore GVIT J.P. Morgan Balanced Fund - Class I
           2004 .........      0.40%        1,526    10.003331          15,265       0.88%        1.42%
           2003 .........      0.40%       21,658     9.075484         196,557       0.73%        8.52%
           2002 .........      0.40%      156,440     8.745233       1,368,104       0.97%       -0.09%
           2001 .........      0.40%      233,951     9.796636       2,291,933       1.30%       -1.85%
           2000 .........      0.40%       94,375    10.305507         972,582       1.58%        2.48%

        Gartmore GVIT Mid Cap Growth Fund - Class I
           2004 .........      0.40%          162    10.540199           1,708       0.00%        6.27%
           2003 .........      0.40%        8,286     8.682800          71,946       0.00%       22.19%
           2002 .........      0.40%       24,300     8.622836         209,535       0.00%       -0.24%
           2001 .........      0.40%       92,325    14.043826       1,296,596       0.00%      -13.94%
           2000 .........      0.40%       55,055    20.297188       1,117,462       0.00%        4.83%

        Gartmore GVIT Money Market Fund - Class I
           2003 .........      0.40%    1,501,167    11.858593      17,801,728       0.37%        0.17%
           2002 .........      0.40%    5,688,729    11.792796      67,086,021       0.62%        0.00%
           2001 .........      0.40%    7,579,943    11.621155      88,087,692       2.06%        2.11%
           2000 .........      0.40%    2,043,769    11.058539      22,601,099       2.83%        2.61%

        Gartmore GVIT Money Market Fund: Class V
           2004 .........      0.40%       38,250    10.053748         384,556       0.29%        0.09%
           2003 .........      0.40%      524,051    10.035839       5,259,291       0.42%        0.21%

        Gartmore GVIT Nationwide(R) Fund: Class I
           2004 .........      0.40%      159,582     9.863075       1,573,969       0.49%        1.97%
           2003 .........      0.40%      476,517     8.533758       4,066,481       0.36%       12.05%
           2002 .........      0.40%      218,302     8.682331       1,895,370       0.31%       -0.06%
           2001 .........      0.40%       25,351     9.683519         245,487       0.48%       -8.07%
           2000 .........      0.40%       16,643    11.146280         185,508       0.29%        3.16%

        Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
           2003 .........      0.40%        3,240     7.714665          24,996       0.04%       14.54%
           2002 .........      0.40%       60,527     7.711336         466,744       0.00%       -0.15%
           2001 .........      0.40%       56,474     9.340562         527,499       0.38%       -0.66%
           2000 .........      0.40%       12,984     8.642631         112,216       0.16%       -1.48%

        Gartmore GVIT Small Cap Growth Fund - Class I
           2004 .........      0.40%          696    13.911682           9,683       0.00%        3.26%
           2003 .........      0.40%        8,474    11.646475          98,692       0.00%       15.61%
           2002 .........      0.40%       64,740    12.184600         788,831       0.00%       -0.20%
           2001 .........      0.40%       65,720    16.178351       1,063,241       0.00%       -5.24%
           2000 .........      0.40%       43,778    21.463633         939,635       0.00%        4.97%

        Gartmore GVIT Small Cap Value Fund - Class I
           2004 .........      0.40%        1,898    18.440974          35,001       0.00%        5.24%
           2003 .........      0.40%       61,789    13.350743         824,929       0.00%       19.03%
           2002 .........      0.40%      266,710    13.524923       3,607,232       0.00%       -0.13%
           2001 .........      0.40%      545,790    15.824999       8,637,126       0.00%       30.77%
           2000 .........      0.40%      105,726    12.104291       1,279,738       0.00%       10.79%

        Gartmore GVIT Small Company Fund - Class I
           2004 .........      0.40%      123,370    16.142134       1,991,455       0.00%        6.60%
           2003 .........      0.40%      229,452    12.394265       2,843,889       0.00%       14.96%
           2002 .........      0.40%      555,210    12.500340       6,940,314       0.00%       -0.05%
           2001 .........      0.40%      808,665    13.873709      11,219,183       0.10%       -1.54%
           2000 .........      0.40%      325,780    13.954146       4,545,982       0.03%        7.41%

        NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS)

                             Contract                                             Investment
                              Expense                  Unit         Contract        Income       Total
                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                             --------   ---------   ----------   --------------   ----------   ---------
        Gartmore GVIT U.S. Growth Leaders Fund - Class I
           2004 .........      0.40%          22    $12.711526     $      280        0.00%       2.25%

        Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
           2003 .........      0.40%     102,623     12.667956      1,300,024        2.76%       7.50%
           2002 .........      0.40%     114,124     11.241499      1,282,925        2.94%       0.02%
           2001 .........      0.40%     139,140     10.694913      1,488,090        2.38%       0.56%
           2000 .........      0.40%     243,286     10.336948      2,514,835        4.48%       2.28%

        Gartmore GVIT Worldwide Leaders Fund - Class I
           2004 .........      0.40%          16      8.918978            143        0.00%      -1.27%
           2003 .........      0.40%         180      7.284218          1,311        0.00%       9.27%
           2002 .........      0.40%       3,893      8.444777         32,876        1.08%      -0.06%
           2001 .........      0.40%      93,015      9.486334        882,371        1.05%     -14.48%
           2000 .........      0.40%      67,747     12.596704        853,389        0.73%      -0.83%

        Goldman Sachs VIT - Mid Cap Value Fund
           2004 .........      0.40%     137,662     13.916009      1,915,706        0.00%      10.18%
           2003 .........      0.40%     141,756     10.693627      1,515,886        0.00%       8.27%

        Janus AS - Balanced Portfolio - Service Shares
           2004 .........      0.40%          92     11.545563          1,062        0.64%       1.59%
           2003 .........      0.40%          10     10.625633            106        1.10%       5.90%

        Janus AS - Capital Appreciation Portfolio - Service Shares
           2004 .........      0.40%       1,022      6.764858          6,914        0.00%       5.59%
           2003 .........      0.40%       9,924      5.799687         57,556        0.11%       8.41%
           2002 .........      0.40%     358,190      5.926919      2,122,963        0.21%      -0.07%
           2001 .........      0.40%      44,611      7.075945        315,665        1.09%     -13.77%

        Janus AS - Global Technology Portfolio - Service Shares
           2004 .........      0.40%         266      3.477442            925        0.00%      -1.05%
           2003 .........      0.40%      51,175      2.842980        145,490        0.00%      18.02%
           2002 .........      0.40%     322,731      2.874473        927,682        0.00%      -0.30%
           2001 .........      0.40%     232,759      4.846864      1,128,151        0.63%     -26.09%
           2000 .........      0.40%      32,762      9.793559        320,857        0.00%      -2.06% 1/27/00

        Janus AS - International Growth Portfolio - Service Shares
           2004 .........      0.40%       5,772      6.168471         35,604        0.48%      -0.97%
           2003 .........      0.40%     124,736      4.933199        615,348        0.85%       6.12%
           2002 .........      0.40%     140,401      5.511040        773,756        0.38%      -0.12%
           2001 .........      0.40%      85,995      6.948904        597,571        0.60%     -15.70%
           2000 .........      0.40%       4,914     10.121953         49,739        0.00%       1.22% 1/27/00

        Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
           2004 .........      0.40%           6     13.199478             79        0.00%       5.35%
           2003 .........      0.40%         450     10.796923          4,859        0.00%       7.35%

        Neuberger Berman AMT - Growth Portfolio
           2002 .........      0.40%      27,037      6.093383        164,747        0.00%      -0.20%
           2001 .........      0.40%     410,698      8.889028      3,650,706        0.00%     -11.11% 1/2/01

        Neuberger Berman AMT - Guardian Portfolio - I Class Shares
           2003 .........      0.40%      16,273      8.806236        143,304        0.00%      13.79%
           2002 .........      0.40%     126,040      9.363567      1,180,184        0.61%      -0.11%
           2001 .........      0.40%     119,705     10.917855      1,306,922        0.31%       1.39%
           2000 .........      0.40%      55,377     11.067843        612,904        0.56%       3.53%

        Neuberger Berman AMT - Limited Maturity Bond Portfolio
           2002 .........      0.40%      90,136     10.986658        990,293        4.74%       0.02%
           2001 .........      0.40%     483,040     10.398570      5,022,925        5.31%       3.99% 1/2/01

        Neuberger Berman AMT - Mid Cap Growth Portfolio
           2004 .........      0.40%     327,774     11.536894      3,781,494        0.00%       7.29%
           2003 .........      0.40%      98,865      9.439417        933,228        0.00%      11.97%
           2002 .........      0.40%     113,343      9.900924      1,122,200        0.00%      -0.17%
           2001 .........      0.40%      98,726     13.794987      1,361,924        0.00%     -13.56%
           2000 .........      0.40%      78,414     19.491297      1,528,391        0.00%      12.57%

        Neuberger Berman AMT - Partners Portfolio
           2004 .........      0.40%       3,078     10.364188         31,901        0.00%       5.18%
           2003 .........      0.40%      52,428      8.604130        451,097        0.00%      17.49%
           2002 .........      0.40%     197,576      8.722515      1,723,360        0.45%      -0.10%
           2001 .........      0.40%     722,438      9.931453      7,174,859        0.38%      -0.84%
           2000 .........      0.40%     126,555      9.911052      1,254,293        0.60%      -0.74%

                                                                     (Continued)

   NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

                             Contract                                             Investment
                              Expense                  Unit         Contract        Income       Total
                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                             --------   ---------   ----------   --------------   ----------   ---------
        One Group(R) IT - Mid Cap Growth Portfolio
           2004 ..........     0.40%       47,740   $13.617280     $   650,089       0.00%        5.40%
           2003 ..........     0.40%       46,481    11.320339         526,181       0.00%       10.96%

        Oppenheimer VA Aggressive Growth Fund - Initial Class
           2004 ..........     0.40%       25,194    10.595376         266,940       0.00%        9.86%
           2003 ..........     0.40%       66,540     8.750352         582,248       0.00%       13.49%
           2002 ..........     0.40%      445,676     8.854359       3,946,175       0.62%       -0.17%
           2001 ..........     0.40%      781,043    11.409356       8,911,198       0.85%      -27.14%
           2000 ..........     0.40%      214,632    21.426999       4,598,920       0.00%       20.97%

        Oppenheimer VA Bond Fund - Initial Class
           2002 ..........     0.40%       47,810    10.882016         520,269       6.72%        0.02%
           2001 ..........     0.40%       74,452    10.434281         776,853       4.10%        4.34% 1/2/01

        Oppenheimer VA Capital Appreciation Fund - Initial Class
           2004 ..........     0.40%       94,408    12.631438       1,192,509       0.31%        2.17%
           2003 ..........     0.40%      197,199    10.632110       2,096,641       0.41%       12.15%
           2002 ..........     0.40%      502,442    10.494866       5,273,061       0.53%       -0.19%
           2001 ..........     0.40%      595,510    14.187344       8,448,705       0.56%       -5.07%
           2000 ..........     0.40%      182,060    16.423157       2,990,000       0.11%        9.20%

        Oppenheimer VA Global Securities Fund - Initial Class
           2004 ..........     0.40%      202,620     9.555137       1,936,062       1.48%        3.13%
           2003 ..........     0.40%      135,095     7.251685         979,666       1.17%       11.49%
           2002 ..........     0.40%       69,490     7.769503         539,903       0.42%       -0.07%
           2001 ..........     0.40%      229,957     8.753305       2,012,884       1.06%       -8.56%

        Oppenheimer VA Main(R) Street Fund - Initial Class
           2004 ..........     0.40%          472     9.206659           4,346       0.92%        2.37%
           2003 ..........     0.40%       14,184     7.847273         111,306       0.80%       10.13%
           2002 ..........     0.40%       61,500     8.174538         502,734       0.63%       -0.07%
           2001 ..........     0.40%       54,431     9.241561         503,027       0.51%       -6.14%
           2000 ..........     0.40%       47,368    10.835167         513,240       0.32%       -0.01%

        Oppenheimer VA Multiple Strategies Fund - Initial Class
           2002 ..........     0.40%       31,889     9.519297         303,561       3.01%       -0.07%
           2001 ..........     0.40%      104,602    10.590054       1,107,741       2.78%        5.90% 1/2/01

        PIMCO VIT - Low Duration Portfolio - Administrative Shares
           2004 ..........     0.40%           20    10.399750             208       0.49%        0.19%

        PIMCO VIT - Real Return Portfolio - Administrative Shares
           2004 ..........     0.40%        2,172    11.465771          24,904       0.32%        2.09%
           2003 ..........     0.40%       80,520    11.042000         889,102       2.60%        6.60%

        PIMCO VIT - Total Return Portfolio - Administrative Shares
           2004 ..........     0.40%    1,782,078    10.825098      19,291,169       0.87%        0.19%
           2003 ..........     0.40%    1,710,314    10.770182      18,420,393       1.56%        4.29%

        Pioneer High Yield VCT Portfolio - Class I Shares
           2004 ..........     0.40%          638    13.708009           8,746       2.79%        0.08%
           2003 ..........     0.40%        2,899    12.530969          36,327       4.48%       20.99%

        Royce Capital Fund - Royce Micro-Cap Portfolio
           2004 ..........     0.40%       28,840    15.862163         457,465       0.00%        5.66%
           2003 ..........     0.40%        6,902    11.796301          81,418       0.00%       16.74%

        Strong Opportunity Fund II, Inc.
           2004 ..........     0.40%    1,073,710    10.203326      10,955,413       0.00%        8.58%
           2003 ..........     0.40%      605,071     7.982763       4,830,138       0.00%       15.92%
           2002 ..........     0.40%      293,274     7.999154       2,345,944       0.00%       -0.15%
           2001 ..........     0.40%      680,737     9.835165       6,695,161       0.02%       -0.16%

        Strong VIF - Strong Discovery Fund II
           2002 ..........     0.40%        2,265    10.991885          24,897       0.00%       -0.05%

        Strong VIF - Strong International Stock Fund II
           2002 ..........     0.40%       16,203     6.702425         108,599       2.04%       -0.06%
           2001 ..........     0.40%        1,408     7.903595          11,128       0.00%      -12.64% 1/2/01

        T. Rowe Price Equity Income Portfolio II
           2004 ..........     0.40%       94,620    13.133911       1,242,731       0.52%        4.13%
           2003 ..........     0.40%       81,208    11.051965         897,508       0.78%        9.24%

        NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS)

                             Contract                                           Investment
                              Expense                Unit         Contract        Income       Total
                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                             --------   -------   ----------   --------------   ----------   ---------
        T. Rowe Price Mid Cap Growth Fund II
           2004 ..........     0.40%        592   $15.125082    $      8,954       0.00%        7.35%
           2003 ..........     0.40%        551    12.067409           6,649       0.00%       17.80%

        T. Rowe Price New America Growth Portfolio
           2004 ..........     0.40%         30    10.243780             307       0.00%        2.44% 5/3/04

        Van Eck WIT - Worldwide Emerging Markets Fund
           2004 ..........     0.40%        756    10.340373           7,817       0.75%       -2.53%
           2003 ..........     0.40%     20,652     7.611491         157,193       0.11%       10.19%
           2002 ..........     0.40%     48,449     7.615025         368,940       0.17%        0.07%
           2001 ..........     0.40%     88,751     7.236408         642,238       0.00%       -0.92%
           2000 ..........     0.40%     60,246    11.026051         664,275       0.00%      -12.59%

        Van Eck WIT - Worldwide Hard Assets Fund
           2004 ..........     0.40%        346    11.721807           4,056       0.72%        2.91%
           2003 ..........     0.40%      3,295     8.405896          27,697       0.47%        6.43%
           2002 ..........     0.40%     15,353     8.905692         136,729       1.11%        0.09%
           2001 ..........     0.40%     51,643     8.820502         455,517       1.13%       -3.60%
           2000 ..........     0.40%     50,106     8.552782         428,546       0.92%        3.72%

        Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
           2004 ..........     0.40%         48    14.193935             681       0.00%       -3.40%
           2003 ..........     0.40%     15,095    13.534279         204,300       0.00%       17.31%
           2002 ..........     0.40%     25,781    10.600221         273,284       0.00%        0.00%
           2001 ..........     0.40%     39,647    10.113332         400,963       0.00%        4.57%
           2000 ..........     0.40%     61,253     9.266834         567,621       0.00%        6.30%

        Van Kampen UIF - Mid Cap Growth Portfolio
           2003 ..........     0.40%        533     4.953343           2,640       0.00%       18.40%
           2002 ..........     0.40%     89,238     4.966341         443,186       0.00%       -0.19%
           2001 ..........     0.40%      7,287     7.157233          52,155       0.00%      -17.55%

        Van Kampen UIF - U.S. Real Estate Portfolio - Class A
           2004 ..........     0.40%      2,770    17.360528          48,089       0.00%        6.98%
           2003 ..........     0.40%     31,022    13.484881         418,328       0.00%       13.81%
           2002 ..........     0.40%    164,840    13.215439       2,178,433       0.00%        0.10%
           2001 ..........     0.40%    139,203    11.822324       1,645,703       0.00%        7.86%
           2000 ..........     0.40%     31,965     9.800269         313,266       5.50%       14.05%
                                                                ------------

        2004 ...............................................    $358,113,542
                                                                ============
        2003 ...............................................    $343,851,998
                                                                ============
        2002 ...............................................    $384,459,073
                                                                ============
        2001 ...............................................    $403,058,607
                                                                ============
        2000 ...............................................    $175,583,776
                                                                ============

* This represents the annual contract expense rate of the variable account and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six-month period indicated, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.
--------------------------------------------------------------------------------

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